UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 6.7%
ABS Other - 6.7%
Alpine Securitization Corp.,
0.14%, 9/3/13	$23,110	$23,110
0.15%, 9/18/13	50,250	50,246
Atlantic Asset Securitization LLC,
0.25%, 11/12/13	24,625	24,613
Barclays Bank PLC,
0.25%, 10/28/13	76,000	75,970
Collateralized Commercial Paper II,
0.26%, 10/3/13	35,690	35,682
0.22%, 11/6/13	35,000	34,986
Collateralized Commercial Paper LLC,
0.22%, 9/9/13	70,500	70,497
Gotham Funding,
0.18%, 10/28/13	17,000	16,995
Kells Funding LLC,
0.23%, 10/9/13	52,635	52,622
0.22%, 10/16/13	42,660	42,648
0.24%, 10/24/13	26,000	25,991
0.24%, 10/31/13	18,855	18,847
0.23%, 2/20/14	11,950	11,937
0.23%, 3/3/14	17,925	17,904
Liberty Street Funding LLC,
0.17%, 10/16/13	34,915	34,908
Market Street Funding LLC,
0.18%, 10/29/13	36,386	36,375
Ridgefield Funding Co. LLC,
0.30%, 11/1/13	10,000	9,995
0.29%, 11/8/13	39,000	38,978
Victory Receivables Corp.,
0.17%, 9/17/13	22,790	22,788
0.17%, 9/18/13	15,785	15,784
0.19%, 10/11/13	20,555	20,551

		681,427

Total ABS Commercial Paper (Cost $681,427)		681,427

ASSET-BACKED SECURITIES - 0.8%
Car Loan - 0.8%
Ford Credit Auto Owner Trust, Series 2013-B, Class A1,
0.21%, 10/19/13(1) (2)	4,678	4,678
Honda Auto Receivables Owner Trust, Series 2013-3, Class A1,
0.22%, 12/18/13	44,973	44,973
Nissan Auto Receivables Owner Trust, Series 2013-B,
0.21%, 11/23/13	29,515	29,515

		79,166

Total Asset-Backed Securities (Cost $79,166)		79,166

CERTIFICATES OF DEPOSIT - 31.1%
Banking - 31.1%
Bank of Montreal, Chicago Branch,
0.29%, 9/16/13, FRCD	22,000	22,000
0.18%, 11/8/13	74,000	74,000
Bank of Nova Scotia, Houston Branch,
0.45%, 9/16/13, FRCD	30,000	30,002
0.62%, 9/17/13, FRCD	16,100	16,102
Bank of Nova Scotia, Houston,
0.18%, 9/3/13, FRCD	70,000	70,000
0.24%, 9/3/13, FRCD	58,000	58,000
0.19%, 9/27/13, FRCD	30,000	30,000
0.25%, 12/20/13	20,000	20,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.20%, 11/6/13	95,000	95,000
Barclays Bank PLC, New York Branch,
0.36%, 10/22/13	25,000	25,000
0.30%, 12/5/13	71,000	71,000
BNP Paribas S.A., Chicago Branch,
0.25%, 9/13/13	70,000	70,000
Branch Banking and Trust Co.,
0.22%, 9/9/13	72,945	72,945
Commonwealth Bank of Australia, London,
0.17%, 11/8/13	73,040	73,040
Credit Agricole S.A., London,
0.29%, 10/21/13	39,000	39,000
0.29%, 11/8/13	30,000	30,000
0.29%, 11/14/13	66,000	66,000
Deutsche Bank A.G., New York Branch,
0.25%, 11/26/13	31,165	31,165
0.33%, 2/26/14	55,000	55,000
DNB Nor Bank ASA, New York Branch,
0.21%, 11/15/13	70,000	70,001
DNB Nor Bank ASA, Norway Branch,
0.26%, 10/24/13	65,000	65,000
HSBC Bank PLC, London Branch,
0.39%, 5/22/14	35,000	35,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 31.1% continued
Banking - 31.1% continued
JPMorgan Chase Bank N.A., New York Branch,
0.25%, 9/18/13	$40,000	$40,000
0.25%, 10/2/13	53,000	53,000
Lloyds TSB Bank PLC, New York Branch,
0.20%, 11/25/13	75,000	75,000
Mitsubishi UFJ Trust & Banking Corp.,
0.22%, 12/5/13	30,000	30,000
Mizuho Corporate Bank, New York Branch,
0.22%, 9/16/13	41,000	41,000
National Australia Bank Ltd., London,
0.18%, 10/22/13	74,000	74,000
0.24%, 2/24/14	55,000	55,000
Nordea Bank Finland PLC, New York,
0.19%, 10/15/13	50,000	50,000
0.19%, 10/16/13	71,000	71,000
0.18%, 11/5/13	19,395	19,395
0.18%, 11/14/13	32,000	32,000
Norinchukin Bank, New York Branch,
0.23%, 9/4/13	45,020	45,020
Oversea-Chinese Banking Corp.,
0.19%, 9/9/13	40,385	40,385
0.19%, 9/20/13	39,000	39,000
0.20%, 11/21/13	30,615	30,615
Rabobank Nederland, London Branch,
0.25%, 11/14/13	78,000	78,000
Royal Bank of Canada, New York,
0.29%, 9/3/13, FRCD	19,000	19,000
0.31%, 9/3/13, FRCD	37,000	37,000
Skandinaviska Enskilda Banken AB, New York,
0.29%, 10/23/13	57,000	57,000
0.29%, 12/10/13	42,000	42,000
Societe Generale, New York Branch,
0.26%, 9/3/13	40,000	40,000
0.27%, 9/5/13	82,000	82,000
0.22%, 10/31/13	70,000	70,000
Sumitomo Mitsui Banking Corp., New York,
0.27%, 9/6/13	74,000	74,000
0.21%, 11/12/13	53,755	53,755
Svenska Handelsbanken, New York,
0.25%, 10/23/13	81,000	81,001
0.19%, 11/1/13	18,000	18,000
Toronto Dominion Bank, New York,
0.23%, 11/4/13	75,000	75,000
0.23%, 2/20/14	33,000	33,000
0.23%, 3/7/14	75,000	75,000
UBS A.G., Stamford Branch,
0.33%, 10/11/13	50,000	50,000
Wells Fargo Bank N.A.,
0.16%, 9/5/13, FRCD	172,195	172,196
0.21%, 9/9/13	51,000	51,000
0.23%, 9/23/13, FRCD	66,000	66,000
0.20%, 10/24/13	66,000	66,000
0.22%, 2/11/14	50,000	50,000
0.26%, 4/17/14	25,000	25,000
Westpac Banking Corp., New York,
0.26%, 9/3/13, FRCD	19,000	18,996

		3,147,618

Total Certificates of Deposit (Cost $3,147,618)		3,147,618

COMMERCIAL PAPER - 7.8%
Automotive - 1.1%
Toyota Motor Credit Corp.,
0.23%, 9/3/13	53,000	53,000
0.23%, 1/29/14	54,920	54,867

		107,867

Banking - 2.3%
Australia and New Zealand Banking Group,
0.28%, 9/3/13	65,000	65,000
0.31%, 11/18/13	23,000	23,000
Commonwealth Bank of Australia,
0.30%, 10/4/13	21,000	21,000
Rabobank USA Financial Corp.,
0.17%, 12/16/13	15,760	15,752
Sumitomo Mitsui Banking Corp.,
0.23%, 9/10/13	25,850	25,848
Westpac Banking Corp.,
0.28%, 9/9/13	16,000	16,000
0.38%, 1/14/14	45,000	44,938
Westpac Banking Corp., New York,
0.30%, 10/11/13	25,000	25,000

		236,538

Diversified Manufacturing - 1.0%
General Electric Co.,
0.06%, 9/25/13	100,000	99,996

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 7.8% continued
Food and Beverage - 0.7%
Coca-Cola (The) Co.,
0.09%, 9/16/13	$70,090	$70,087

Foreign Agencies - 0.7%
Bank Nederlandse Gemeenten,
0.18%, 10/7/13	25,855	25,850
Caisse D’Amortissement De La Dette,
0.28%, 2/3/14	44,745	44,691

		70,541

Foreign Local Government - 0.3%
Queensland Treasury Corp.,
0.24%, 10/29/13	27,000	26,990

Life Insurance - 0.2%
Prudential Funding LLC,
0.10%, 9/26/13	21,050	21,049

Non Captive Diversified - 1.5%
General Electric Capital Corp.,
0.18%, 9/17/13	75,000	74,994
0.18%, 1/23/14	52,000	51,963
0.24%, 4/28/14	27,965	27,920

		154,877

Total Commercial Paper (Cost $787,945)		787,945

CORPORATE NOTES/BONDS - 7.1%
Automotive - 0.2%
American Honda Finance Corp.,
0.26%, 11/20/13, FRN(2)	21,115	21,115

Banking - 0.2%
Commonwealth Bank of Australia,
0.27%, 10/2/13, FRN(2)	23,000	22,999

Consumer Products - 0.5%
Kimberly-Clark Corp.,
4.22%, 12/19/13(2)	50,000	50,585

Foreign Agencies - 2.0%
Export Development Canada,
0.11%, 9/3/13, FRN(2)	20,000	19,995
0.13%, 9/3/13, FRN(2)	50,000	50,000
0.13%, 9/4/13, FRN(2)	80,000	80,000
KFW,
0.15%, 9/3/13, FRN	51,000	51,000

		200,995

Retailers - 0.8%
Wal-Mart Stores,
5.40%, 6/1/14, FRN	80,000	83,154

Supranational - 3.4%
International Bank for Reconstruction & Development,
0.10%, 9/3/13, FRN	125,000	124,990
0.13%, 9/3/13, FRN	43,000	42,989
0.15%, 9/3/13, FRN	133,200	133,200
0.50%, 11/26/13	25,000	25,018
International Finance Corp.,
0.20%, 9/15/13, FRN	20,000	20,000

		346,197

Total Corporate Notes/Bonds (Cost $725,045)		725,045

EURO NOTE - 0 .1%
Sovereign - 0.1%
Bank of England Euro Note,
1.38%, 3/7/14(2)	10,000	10,057

Total Euro Note (Cost $10,057)		10,057

EURODOLLAR TIME DEPOSITS - 23.7%
Banking - 23.7%
Australia and New Zealand Banking,
0.10%, 9/3/13	275,845	275,845
0.17%, 9/23/13(1) (2)	49,000	49,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 9/3/13	680,000	680,000
0.12%, 9/4/13	335,000	335,000
Credit Agricole S.A., London,
0.11%, 9/3/13	72,000	72,000
DBS Bank Ltd., Singapore Branch,
0.18%, 9/26/13(1) (2)	18,000	18,000
Den Norske Bank, Grand Cayman,
0.10%, 9/3/13	350,000	350,000
HSBC Holdings PLC, Paris Branch,
0.18%, 10/1/13(1) (2)	79,445	79,445
Lloyds TSB Bank PLC, London Branch,
0.09%, 9/3/13	190,000	190,000
Societe Generale, Paris Branch,
0.09%, 9/3/13	100,000	100,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 23.7% continued
Banking - 23.7% continued
Svenska Handelsbanken, Cayman Islands,
0.08%, 9/3/13	$250,000	$250,000

		2,399,290

Total Eurodollar Time Deposits (Cost $2,399,290)		2,399,290

MEDIUM TERM NOTES - 0.4%
Foreign Agencies - 0.2%
KFW,
0.21%, 2/28/14	15,000	14,997

Non Captive Diversified - 0.2%
General Electric Capital Corp.,
5.65%, 6/9/14	21,089	21,952

Total Medium Term Notes (Cost $36,949)		36,949

U.S. GOVERNMENT AGENCIES - 12.7%(3)
Federal Farm Credit Bank - 3.3%
FFCB FRN,
0.08%, 9/3/13	35,000	35,000
0.14%, 9/3/13	45,000	44,993
0.17%, 9/3/13	10,500	10,506
0.30%, 9/3/13	15,000	15,000
0.15%, 9/4/13	25,000	25,000
0.33%, 9/4/13	45,000	45,081
0.15%, 9/11/13	43,000	43,000
0.15%, 9/13/13	40,000	39,997
0.17%, 9/18/13	30,000	30,002
0.17%, 9/19/13	30,000	30,003
0.17%, 9/20/13	12,000	12,000

		330,582

Federal Home Loan Bank - 6.1%
FHLB Bonds,
0.15%, 9/11/13	27,395	27,395
0.10%, 11/20/13	30,315	30,314
0.20%, 6/12/14	70,000	70,000
0.18%, 8/5/14	20,835	20,834
0.13%, 8/15/14	38,200	38,177
0.20%, 8/29/14	45,000	44,996
FHLB Discount Notes,
0.06%, 9/18/13	85,040	85,038
FHLB FRN,
0.13%, 9/3/13	50,000	50,000
0.16%, 9/3/13	20,000	19,998
0.17%, 9/3/13	45,000	44,998
0.18%, 9/3/13	20,000	19,999
0.13%, 9/15/13	50,000	49,999
0.14%, 9/25/13	35,000	35,000
0.14%, 9/27/13	52,000	52,000
0.11%, 10/16/13	20,000	20,000
0.05%, 11/14/13	10,000	10,000

		618,748

Federal Home Loan Mortgage Corporation - 0.6%
FHLMC FRN,
0.13%, 9/13/13	67,000	67,000

Federal National Mortgage Association - 2.7%
FNMA Discount Notes,
0.13%, 5/19/14	80,000	79,925
FNMA FRN,
0.32%, 9/3/13	15,000	15,000
0.16%, 9/5/13	35,000	34,986
0.16%, 9/8/13	33,800	33,801
0.16%, 9/20/13	108,000	107,983

		271,695

Total U.S. Government Agencies (Cost $1,288,025)		1,288,025

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bills - 0.5%
0.14%, 6/26/14	25,000	24,971
0.13%, 8/21/14	28,135	28,098

		53,069

U.S. Treasury Notes - 2.6%
2.75%, 10/31/13	30,000	30,128
0.75%, 12/15/13	50,000	50,083
1.75%, 1/31/14	25,000	25,164
1.25%, 2/15/14	50,640	50,886
1.88%, 2/28/14	79,075	79,736
0.13%, 7/31/14	25,000	24,984

		260,981

Total U.S. Government Obligations (Cost $314,050)		314,050

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 4.8%
California - 0.4%
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	$42,775	$43,338

Colorado - 0.6%
University of Colorado Hospital Authority Revenue VRDB, Series A,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	57,660	57,660

Florida - 0.2%
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.05%, 9/10/13	25,800	25,800

Illinois - 0.2%
City of Chicago U.S. CP,
(Wells Fargo Bank N.A. LOC),
0.14%, 9/26/13	22,018	22,016

Massachusetts - 0.7%
Massachusetts Development Finance Agency Revenue VRDB, Northfield Mount Hermon,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	68,555	68,555

Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.17%, 9/10/13	12,600	12,600

New York - 1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Series C5, Future Tax, Fiscal,
(Sumitomo Mitsui Banking Corp. LOC),
0.05%, 9/10/13	109,900	109,900

Pennsylvania - 0.4%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue VRDB, Series C,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	39,000	39,000

Texas - 1.1%
Texas State G.O. Unlimited VRDB, Series B, Veterans,
0.07%, 9/10/13	54,000	54,000
Texas State TRANS,
2.00%, 9/3/13	52,615	53,544

		107,544

Total Municipal Investments (Cost $486,413)		486,413

Investments, at Amortized Cost ($9,955,985)		9,955,985

REPURCHASE AGREEMENTS - 9.0%
Joint Repurchase Agreements - 2.3%(4)
Bank of America Securities LLC, dated 8/30/13, repurchase price $77,184
0.03%, 9/3/13	77,184	77,184
Morgan Stanley & Co., Inc., dated 8/30/13, repurchase price $77,184
0.04%, 9/3/13	77,184	77,184
Societe Generale, New York Branch, dated 8/30/13, repurchase price $77,184
0.05%, 9/3/13	77,184	77,184

		231,552

Repurchase Agreements - 6.7%(5)
JPMorgan Securities LLC, dated 8/30/13, repurchase price $77,004
0.48%, 9/3/13(1) (2)	77,000	77,000
Merrill Lynch, dated 8/30/13, repurchase price $250,001
0.03%, 9/3/13	250,000	250,000
Societe Generale, New York Branch, dated 8/30/13, repurchase price $350,003
0.07%, 9/3/13	350,000	350,000

		677,000

Total Repurchase Agreements (Cost $908,552)		908,552

Total Investments - 107.3% (Cost $10,864,537)(6)		10,864,537

Liabilities less Other Assets - (7.3)%		(743,732)

NET ASSETS - 100.0%		$10,120,805

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

(1)	Restricted security has been deemed illiquid. At August 31, 2013, the value of these restricted illiquid securities amounted to approximately $228,123,000 or 2.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia and New Zealand Banking,
0.17%, 9/23/13	8/19/13	$49,000

DBS Bank Ltd., Singapore Branch,
0.18%, 9/26/13	8/23/13	18,000

Ford Credit Auto Owner Trust, Series 2013-B, Class A1,
0.21%, 10/19/13	5/14/13	4,678

HSBC Holdings PLC, Paris Branch,
0.18%, 10/1/13	8/28/13	79,445

JPMorgan Securities LLC,
0.48%, 9/3/13	6/14/13	77,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$19,275	3.63%	4/15/28
U.S. Treasury Notes	$215,019	1.00% - 4.75%	4/15/14 - 2/15/22

Total	$234,294

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$82,392	1.00% - 8.63%	3/2/15 - 12/31/49
FHLMC	$112,545	2.64% - 2.65%	4/1/42 - 9/1/42
FNMA	$247,955	2.19% - 3.75%	10/1/20 - 4/1/43
U.S. Treasury Note	$255,000	0.25% - 1.00%	1/15/14 - 2/28/15

Total	$697,892

(6)	The cost for federal income tax purposes was $10,864,537.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$10,864,537	(1) (2)	$—	$10,864,537

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

LOC - Letter Of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 56.4%
U.S. Treasury Bills - 46.6%
0.03%, 9/5/13	$975,000	$974,996
0.04%, 9/5/13	200,000	199,999
0.05%, 9/5/13	246,000	245,999
0.03%, 9/12/13	650,000	649,992
0.05%, 9/12/13	200,000	199,997
0.05%, 9/19/13	200,000	199,995
0.03%, 10/3/13	950	950
0.04%, 10/3/13	200,000	199,985
0.10%, 10/3/13	149,500	149,489
0.11%, 10/3/13	153,000	152,989
0.04%, 10/10/13	1	1
0.03%, 10/24/13	400,000	399,985
0.08%, 11/14/13	150,000	149,977
0.08%, 12/5/13	75,000	74,985
0.15%, 2/6/14	45,000	44,972
0.08%, 2/20/14	150,000	149,944
0.14%, 3/6/14	50,000	49,963
0.16%, 3/6/14	35,000	34,974
0.14%, 4/3/14	50,000	49,959
0.14%, 6/26/14	70,000	69,910
0.16%, 6/26/14	225,000	224,712
0.12%, 8/21/14	95,000	94,879
0.13%, 8/21/14	240,000	239,694

		4,558,346

U.S. Treasury Notes - 9.8%
0.50%, 10/15/13	300,000	300,110
2.75%, 10/31/13	95,000	95,398
1.00%, 1/15/14	144,000	144,439
1.75%, 1/31/14	94,000	94,611
1.25%, 2/15/14	10,000	10,048
1.88%, 2/28/14	118,000	118,999
1.88%, 4/30/14	40,000	40,452
4.75%, 5/15/14	75,000	77,415
2.25%, 5/31/14	48,000	48,751
0.50%, 8/15/14	25,000	25,083

		955,306

Total U.S. Government Obligations (Cost $5,513,652)		5,513,652

Investments, at Amortized Cost ($5,513,652)		5,513,652

REPURCHASE AGREEMENTS - 43.6%
Joint Repurchase Agreements - 0.3%(1)
Bank of America Securities LLC, dated 8/30/13, repurchase price $8,535
0.03%, 9/3/13	8,535	8,535
Morgan Stanley & Co., Inc., dated 8/30/13, repurchase price $8,535
0.04%, 9/3/13	8,536	8,536
Societe Generale, New York Branch, dated 8/30/13, repurchase price $8,535
0.05%, 9/3/13	8,535	8,535

		25,606

Repurchase Agreements - 43.3%(2)
Bank of Nova Scotia, dated 8/30/13, repurchase price $400,002
0.04%, 9/3/13	400,000	400,000
Barclays Capital, Inc., dated 8/23/13, repurchase price $400,004
0.03%, 9/3/13(3)	400,000	400,000
Barclays Capital, Inc., dated 8/30/13, repurchase price $330,001
0.04%, 9/3/13	330,000	330,000
BNP Paribas Securities Corp., dated 8/30/13, repurchase price $235,001
0.04%, 9/3/13	235,000	235,000
Citigroup Global Markets, Inc., dated 8/30/13, repurchase price $525,002
0.04%, 9/3/13	525,000	525,000
Credit Suisse Securities, dated 8/30/13, repurchase price $270,001
0.04%, 9/3/13	270,000	270,000
Deutsche Bank Securities, Inc., dated 8/30/13, repurchase price $330,002
0.05%, 9/3/13	330,000	330,000
HSBC Securities (USA), Inc., dated 8/30/13, repurchase price $340,002
0.04%, 9/3/13	340,000	340,000
RBS Securities, Inc., dated 8/30/13, repurchase price $259,243
0.04%, 9/3/13	259,242	259,242
Societe Generale, New York Branch, dated 8/30/13, repurchase price $700,004
0.05%, 9/3/13	700,000	700,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 43.6% continued
Repurchase Agreements - 43.3%(2) continued
UBS Securities LLC, dated 8/30/13, repurchase price $440,001
0.03%, 9/3/13	$440,000	$440,000

		4,229,242

Total Repurchase Agreements (Cost $4,254,848)		4,254,848

Total Investments - 100.0% (Cost $9,768,500)(4)		9,768,500

Other Assets less Liabilities - 0.0%		3,944

NET ASSETS - 100.0%		$9,772,444

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$2,131	3.63%	4/15/28
U.S. Treasury Notes	$23,778	1.00% - 4.75%	4/15/14 - 2/15/22

Total	$25,909

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$119,134	0.02% - 0.08%	10/17/13 - 5/1/14
U.S. Treasury Bonds	$704,568	2.13% - 7.13%	2/15/23 - 2/15/43
U.S. Treasury Notes	$3,446,541	5.13%	9/30/13 - 5/15/23
U.S. Treasury Strips	$46,936	2.56% - 2.71%	2/15/24 - 8/15/27

Total	$4,317,179

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(4)	The cost for federal income tax purposes was $9,768,500.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$9,768,500	(1)	$—	$9,768,500

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6%
Alabama - 0.8%
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.06%, 9/10/13	$5,200	$5,200
Taylor-Ryan Improvement District No. 2 Alabama Special Assessment VRDB,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	5,500	5,500

		10,700

Alaska - 0.8%
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips,
0.07%, 9/10/13	10,000	10,000

Arizona - 0.2%
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A,
0.06%, 9/10/13(1)	2,300	2,300

California - 11.5%
Bay Area Toll Authority Bridge Revenue VRDB, Series A2,
(Union Bank N.A. LOC),
0.06%, 9/10/13	20,000	20,000
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series L,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/10/13	6,100	6,100
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.04%, 9/3/13	800	800
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.09%, 9/10/13	2,550	2,550
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	6,000	6,079
California State Revenue Notes, Series A-2,
2.00%, 6/23/14	1,065	1,080
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.04%, 9/10/13	3,500	3,500
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	14,900	14,900
City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.03%, 9/10/13	600	600
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.07%, 9/10/13	6,255	6,255
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.07%, 9/10/13	2,355	2,355
Deutsche Bank Spears/Lifers Trust Revenue VRDB, Series DBE-1083 for California,
(Deutsche Bank A.G. Gtd.),
0.12%, 9/10/13(1)	13,000	13,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O. Series 637,
(Deutsche Bank A.G. Gtd.),
0.21%, 9/10/13(1)	9,105	9,105
Golden Empire Schools Financing Authority Lease Revenue Refunding VRDB, Floating Notes, Kern High School, Series D,
0.36%, 9/5/13	1,500	1,500
Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	6,300	6,300
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2,
0.05%, 9/10/13	2,000	2,000
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.07%, 9/10/13	8,600	8,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
California - 11.5% continued
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.03%, 9/10/13	$3,285	$3,285
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(Union Bank N.A. LOC),
0.05%, 9/10/13	2,900	2,900
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.04%, 9/3/13	40,900	40,900

		151,809

Colorado - 2.9%
City of Colorado Springs Utilities System Revenue VRDB, Sub Lien Improvement, Series A,
0.07%, 9/10/13	13,925	13,925
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Southeastern California Projects,
(Bank of America N.A. LOC),
0.08%, 9/10/13	16,330	16,330
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	6,110	6,110
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	100	100
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.07%, 9/10/13	1,995	1,995

		38,460

Delaware - 0.0%
Delaware State EDA Revenue VRDB, Peninsula United, Series A,
(PNC Bank N.A. LOC),
0.06%, 9/3/13	350	350

District of Columbia - 0.9%
District of Columbia Revenue VRDB, American Legacy Foundation,
0.05%, 9/10/13	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.16%, 9/10/13	1,200	1,200
Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2,
(Barclays Bank PLC LOC),
0.06%, 9/10/13	4,900	4,900

		12,100

Florida - 4.3%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.06%, 9/10/13	1,000	1,000
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	18,100	18,100
0.06%, 9/10/13	8,500	8,500
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc.,
(TD Bank N.A. LOC),
0.06%, 9/3/13	3,700	3,700
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.05%, 9/10/13	2,400	2,400
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.05%, 9/10/13	7,000	7,000
JEA Electric System Revenue VRDB, Series Three-B-3,
0.05%, 9/10/13	9,400	9,400
JEA Variable Rate Demand Obligations,
0.08%, 9/11/13	6,350	6,350

		56,450

Georgia - 2.8%
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project,
(Bank of Scotland PLC LOC),
0.06%, 9/10/13	55	55

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
Georgia - 2.8% continued
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.06%, 9/3/13	$13,500	$13,500
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	11,200	11,200
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee,
0.07%, 9/10/13	10,300	10,300
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.06%, 9/10/13	1,675	1,675

		36,730

Hawaii - 0.5%
Hawaii Multifamily Housing Finance & Development Corp. Revenue VRDB, Ko Oloa Apartments Phase 1, Series B,
(FHLB LOC),
0.06%, 9/10/13	6,225	6,225

Idaho - 0.8%
Idaho State G.O. Unlimited TANS,
2.00%, 6/30/14	10,000	10,149

Illinois - 4.0%
DuPage County Illinois Revenue VRDB, Benedictine University Building Project,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	5,655	5,655
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.09%, 9/10/13	7,835	7,835
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	3,000	3,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	5,500	5,500
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.08%, 9/10/13	6,900	6,900
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project,
0.07%, 9/10/13	5,500	5,500
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C,
(Barclays Bank PLC LOC),
0.07%, 9/10/13	15,000	15,000
Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries A,
0.37%, 3/3/14	2,500	2,502
Peoria, Illinois IDR Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.47%, 9/10/13	275	275

		52,167

Indiana - 1.3%
Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	4,115	4,115
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, Series B,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	8,100	8,100
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.05%, 9/10/13	4,500	4,500

		16,715

Iowa - 4.1%
City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park,
(FHLB of Des Moines LOC),
0.08%, 9/10/13	2,120	2,120
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/3/13	11,395	11,395

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
Iowa - 4.1% continued
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.08%, 9/3/13	$8,400	$8,400
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.08%, 9/3/13	18,310	18,310
Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros,
(U.S. Bank N.A. LOC),
0.06%, 9/3/13	13,450	13,450

		53,675

Kansas - 0.5%
Prairie Village Revenue Refunding VRDB, Claridge Court,
(Bank of America N.A. LOC),
0.08%, 9/10/13	5,960	5,960

Kentucky - 4.0%
City of Pikeville Kentucky Hospital Revenue BANS, Improvement, Pikeville Medical Center,
1.00%, 3/1/14	4,000	4,013
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13	400	400
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4,
(Branch Banking & Trust Co. LOC),
0.05%, 9/10/13	22,600	22,600
Kentucky Housing Corp. Adjustable Revenue Bonds, California Square II Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	2,500	2,500
Kentucky Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1,
1.00%, 9/1/14	3,500	3,525
Kentucky Rural Water Finance Corp. Public Project Revenue Notes, Construction Notes, Series D-1,
1.00%, 10/1/13	9,500	9,505
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13(1) (2)	5,620	5,620
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13	4,705	4,705

		52,868

Louisiana - 0.2%
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.06%, 9/10/13	2,700	2,700

Maryland - 2.0%
Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments,
(FNMA LOC),
0.06%, 9/10/13	8,194	8,194
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/10/13	8,900	8,900
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily,
(FHLMC LOC),
0.06%, 9/10/13	3,100	3,100
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 9/10/13	5,615	5,615

		25,809

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
Massachusetts - 1.1%
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy,
0.06%, 9/10/13	$14,600	$14,600

Michigan - 2.1%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	290	290
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	9,045	9,045
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	6,390	6,390
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Neighborhood Club Project,
(Comerica Bank LOC),
0.07%, 9/10/13	6,200	6,200
Michigan State University Revenue VRDB,
0.06%, 9/10/13	6,000	6,000

		27,925

Minnesota - 1.8%
Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes,
1.00%, 2/1/14	4,600	4,614
Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation,
2.00%, 9/10/13	5,000	5,002
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
2.00%, 9/16/14	4,115	4,191
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FHLMC LOC),
0.06%, 9/10/13	10,000	10,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	300	300

		24,107

Mississippi - 1.3%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.06%, 9/10/13	7,000	7,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.05%, 9/10/13	9,725	9,725

		16,725

Missouri - 0.5%
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	4,745	4,745
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health,
0.05%, 9/10/13	1,300	1,300

		6,045

New Hampshire - 0.3%
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.04%, 9/10/13	1,550	1,550
New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College,
(FHLB of Boston LOC),
0.07%, 9/10/13	2,000	2,000

		3,550

New Jersey - 1.0%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.08%, 9/10/13(1)	310	310

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
New Jersey - 1.0% continued
Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series P-1,
1.00%, 5/23/14	$5,000	$5,022
Hudson County Improvement Authority Revenue Notes, County Gtd. Notes, Series O-1,
1.13%, 12/20/13	8,500	8,516

		13,848

New York - 10.4%
City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5,
(Bank of New York Mellon LOC),
0.04%, 9/3/13	1,300	1,300
Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project,
(Bank of America N.A. LOC),
0.06%, 9/10/13	1,975	1,975
Nassau Health Care Corp. Revenue VRDB, Series B1,
(TD Bank N.A. LOC),
0.07%, 9/10/13	7,700	7,700
New York City Housing Development Corp. Multi Family Mortgage Revenue VRDB, Series A, Sons Italy Apartments,
(Mizuho Bank Ltd. LOC),
0.07%, 9/10/13	3,785	3,785
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A,
(U.S. Treasury Escrowed),
0.23%, 6/19/14	30,000	30,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.06%, 9/10/13	2,700	2,700
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 9/10/13	6,015	6,015
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/10/13	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.07%, 9/10/13	19,700	19,700
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/10/13	16,700	16,700
North Tonawanda New York City School District G.O. BANS,
1.25%, 9/19/13	20,265	20,274
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 105C, in NY,
0.37%, 12/6/13(1) (2)	10,700	10,700
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 9/10/13	6,435	6,435

		137,284

North Carolina - 8.2%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, (Branch Banking & Trust Co. LOC),
0.16%, 9/10/13(1)	5,470	5,470
City of Charlotte North Carolina, Municipal Interest Bearing CP,
0.23%, 12/9/13	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	4,715	4,715

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
North Carolina - 8.2% continued
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	$5,345	$5,345
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging,
(Branch Banking & Trust Co. LOC),
0.05%, 9/10/13	11,070	11,070
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	9,400	9,400
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.05%, 9/3/13	30,500	30,500
University of North Carolina at Chapel Hill Revenue Bonds, Eagle-720053014-Class A,
0.07%, 9/10/13(1)	800	800
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.04%, 9/10/13	20,000	20,000

		107,300

Ohio - 2.3%
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project,
0.07%, 9/10/13	15,400	15,400
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	1,760	1,760
Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.05%, 9/10/13	9,900	9,900
Trumbull County Ohio Health Care Facilities Revenue Refunding VRDB,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 9/10/13	3,500	3,500

		30,560

Oregon - 1.9%
Oregon Health & Science University Revenue VRDB, Series B-2,
(Union Bank N.A. LOC),
0.06%, 9/10/13	6,525	6,525
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	15,000	15,181
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, Series A,
(Union Bank N.A. LOC),
0.08%, 9/10/13	3,185	3,185

		24,891

Pennsylvania - 7.7%
Allegheny County IDA Health Care Facilities Revenue VRDB, Longwood Oakmont, Inc.,
(PNC Bank N.A. LOC),
0.05%, 9/3/13	17,510	17,510
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation,
(UBS A.G. LOC),
0.08%, 9/10/13	11,100	11,100
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	6,360	6,360
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
(PNC Bank N.A. LOC),
0.05%, 9/10/13	1,900	1,900
County of Montgomery Pennsylvania G.O., Series A,
0.05%, 9/3/13	24,265	24,265
Geisinger Authority Health System Revenue VRDB, Series B,
0.04%, 9/3/13	15,500	15,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
Pennsylvania - 7.7% continued
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 9/10/13	$6,395	$6,395
Lancaster Pennsylvania IDA Revenue Willow Valley Retirement, Series A,
(PNC Bank N.A. LOC),
0.05%, 9/10/13	9,600	9,600
Lehigh County Pennsylvania General Purpose Authority Revenue Refunding VRDB, Series B, Phoebe Devitt Homes,
(RBS Citizens N.A. LOC),
0.09%, 9/10/13	2,210	2,210
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.05%, 9/10/13	1,000	1,000
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C,
(TD Bank N.A. LOC),
0.05%, 9/10/13	3,500	3,500
Ridley Pennsylvania School District G.O. VRDB, Series 2009,
(TD Bank N.A. LOC),
0.06%, 9/10/13	2,600	2,600

		101,940

South Carolina - 0.5%
South Carolina State Housing Finance & Development Authority Multifamily Revenue Bonds, Columbiana Ridge Project,
(U.S. Treasury Escrowed),
0.35%, 1/15/14	7,000	7,000

Tennessee - 2.3%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	9,725	9,725
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	4,115	4,115
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,
(FNMA LOC),
0.07%, 9/10/13	7,450	7,450
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.04%, 9/10/13	9,445	9,445

		30,735

Texas - 14.2%
City of Garland Municipal Interest Bearing CP,
(Sumitomo Mitsui Banking Corp. LOC),
0.18%, 9/12/13	15,000	15,000
Clear Creek Independent School District G.O. Unlimited Refunding Bonds, Series A,
(Texas PSF Insured),
5.00%, 2/15/14	1,150	1,175
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907,

(Texas PSF Insured),
0.06%, 9/10/13(1)	8,370	8,370
Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	9,800	9,800
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	9,800	9,800
Houston Texas Airport Systems Revenue Refunding VRDB,
(Barclays Bank PLC LOC),
0.05%, 9/10/13	1,900	1,900
Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility,
(Bank of America N.A. LOC),
0.08%, 9/10/13	5,855	5,855

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
Texas - 14.2% continued
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	$8,200	$8,200
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.06%, 9/10/13	9,900	9,900
Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises,
0.06%, 9/3/13	10,200	10,200
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.06%, 9/10/13	4,400	4,400
Port of Port Arthur Texas Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series C,
0.06%, 9/3/13	9,400	9,400
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series C,
(Motiva Enterprises LLC Gtd.),
0.06%, 9/3/13	37,200	37,200
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	5,000	5,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(BMO Harris Bank N.A. LOC),
0.06%, 9/10/13	14,495	14,495
Texas State TRANS,
2.00%, 9/3/13	35,770	36,403

		187,098

Utah - 0.8%
Utah Water Financial Agency Revenue VRDB,
0.06%, 9/10/13	10,000	10,000

Vermont - 0.1%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A,
(TD Bank N.A. LOC),
0.05%, 9/10/13	1,000	1,000

Virginia - 0.7%
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.06%, 9/10/13	300	300
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.05%, 9/10/13	8,800	8,800

		9,100

Washington - 0.1%
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Center Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/10/13	1,830	1,830

Wisconsin - 3.4%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation,
(Wells Fargo Bank N.A. LOC),
0.16%, 9/10/13	310	310
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	7,795	7,795
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	2,145	2,145
Wisconsin Rural Water Construction Loan Program BANS,
1.00%, 9/1/14	3,250	3,273
Wisconsin Rural Water Construction Loan Program Revenue BANS,
1.00%, 10/1/13	5,500	5,503

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.6% continued
Wisconsin - 3.4% continued
Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series B,
1.00%, 10/15/13	$10,750	$10,759
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	7,675	7,675
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	100	100
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	7,820	7,820

		45,380

Municipal States Pooled Securities - 0.3%
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
(Branch Banking & Trust Co. LOC),
0.16%, 9/10/13(1)	4,295	4,295

Total Municipal Investments (Cost $1,350,380)		1,350,380

Total Investments - 102.6% (Cost $1,350,380)(3)		1,350,380

Liabilities less Other Assets - (2.6)%		(34,559)

NET ASSETS - 100.0%		$1,315,821

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At August 31, 2013, the value of these restricted illiquid securities amounted to approximately $16,320,000 or 1.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,	9/22/05-7/23/12	$5,620
0.07%, 9/10/13

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 105C, in NY,	12/13/12	10,700
0.37%, 12/6/13

(3)	The cost for federal income tax purposes was $1,350,380

Percentages shown are based on Net Assets.

At August 31, 2013, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	24.8%
Housing	12.2
University	11.0
State	8.2
School	8.1
County	7.5
Miscellaneous Revenues	5.2
All other sectors less than 5%	23.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,350,380	(1) (2)	$—	$1,350,380

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 52.4%(1)
Federal Farm Credit Bank - 5.1%
FFCB Bonds,
0.15%, 1/17/14	$12,000	$11,999
0.15%, 2/5/14	11,500	11,499
0.17%, 8/8/14	4,000	4,000
FFCB Discount Notes,
0.18%, 9/9/13	4,000	4,000
0.19%, 10/1/13	16,500	16,497
0.15%, 11/1/13	16,000	15,996
0.20%, 11/1/13	16,500	16,494
0.20%, 11/5/13	8,300	8,297
0.20%, 11/22/13	7,500	7,497
0.15%, 5/7/14	8,000	7,992
0.15%, 5/9/14	4,000	3,996
0.14%, 5/27/14	9,500	9,490
0.15%, 8/28/14	17,000	16,974
FFCB FRN,
0.22%, 9/3/13	15,500	15,500
0.24%, 9/3/13	12,000	12,007
0.31%, 9/3/13	22,000	22,024
0.17%, 9/4/13	15,000	15,001
0.33%, 9/4/13	12,500	12,514
0.16%, 9/5/13	38,000	37,992
0.16%, 9/6/13	30,000	29,995
0.16%, 9/8/13	28,500	28,499
0.15%, 9/11/13	16,500	16,500
0.22%, 9/13/13	11,500	11,507
0.18%, 9/15/13	12,300	12,302
0.13%, 9/18/13	31,000	30,989
0.16%, 9/18/13	16,500	16,496
0.32%, 9/23/13	14,000	14,039
0.14%, 9/26/13	19,500	19,498
0.15%, 10/1/13	44,000	43,996
0.17%, 10/1/13	39,000	38,998
0.18%, 10/2/13	14,000	14,002

		526,590

Federal Home Loan Bank - 33.3%
FHLB Bonds,
0.14%, 9/5/13	41,500	41,500
0.15%, 9/11/13	30,000	30,000
0.13%, 9/19/13	7,500	7,500
0.12%, 10/1/13	32,500	32,499
0.12%, 10/3/13	15,000	15,000
0.20%, 10/4/13	20,500	20,500
0.15%, 10/15/13	25,000	25,000
0.12%, 10/18/13	30,000	30,000
3.63%, 10/18/13	30,000	30,134
0.10%, 11/1/13	14,500	14,500
0.10%, 11/8/13	8,500	8,500
0.10%, 11/12/13	41,500	41,499
0.10%, 11/13/13	22,000	21,999
0.28%, 11/21/13	4,000	4,000
0.10%, 11/22/13	79,000	78,997
0.18%, 1/7/14	29,500	29,498
0.11%, 1/17/14	27,000	26,998
0.10%, 1/21/14	33,000	32,987
0.10%, 1/22/14	28,000	27,998
0.13%, 1/22/14	21,000	20,999
0.09%, 1/30/14	37,000	36,995
0.09%, 2/5/14	50,000	49,994
0.18%, 3/6/14	6,445	6,445
0.18%, 3/11/14	17,500	17,500
0.17%, 4/1/14	20,000	20,004
0.18%, 4/1/14	17,500	17,499
0.27%, 4/3/14	63,000	63,051
0.20%, 6/12/14	29,500	29,500
0.17%, 8/1/14	46,000	45,997
0.18%, 8/1/14	28,000	27,999
0.18%, 8/5/14	21,000	21,000
0.17%, 8/22/14	15,000	14,998
0.17%, 8/26/14	10,000	9,998
0.20%, 8/29/14	17,000	16,998
FHLB Discount Notes,
0.07%, 9/6/13	35,000	35,000
0.14%, 9/6/13	50,000	49,999
0.10%, 9/13/13	19,000	18,999
0.15%, 9/20/13	30,000	29,998
0.11%, 10/1/13	6,500	6,499
0.09%, 10/2/13	47,500	47,496
0.13%, 10/2/13	42,500	42,495
0.05%, 10/4/13	163,500	163,493
0.08%, 10/4/13	250,000	249,981
0.09%, 10/4/13	15,000	14,999
0.20%, 10/15/13	25,000	24,994
0.07%, 10/16/13	265,600	265,577
0.08%, 10/18/13	63,000	62,994
0.10%, 10/18/13	30,000	29,996
0.12%, 10/23/13	21,000	20,996

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 52.4%(1) continued
Federal Home Loan Bank - 33.3% continued
0.04%, 10/30/13	$38,000	$37,998
0.04%, 11/1/13	37,000	36,997
0.07%, 11/6/13	100,000	99,987
0.08%, 11/8/13	20,000	19,997
0.10%, 11/27/13	10,500	10,497
0.11%, 12/2/13	45,000	44,988
0.18%, 12/10/13	7,500	7,496
0.12%, 12/13/13	41,000	40,986
0.15%, 12/20/13	18,500	18,492
0.13%, 1/2/14	30,500	30,487
0.16%, 1/2/14	16,000	15,991
0.10%, 2/12/14	20,000	19,991
0.17%, 2/13/14	13,000	12,990
0.11%, 2/14/14	10,000	9,995
0.16%, 3/10/14	7,500	7,494
0.12%, 3/14/14	21,500	21,487
0.12%, 4/29/14	10,000	9,992
0.11%, 5/23/14	66,000	65,947
0.11%, 5/27/14	46,000	45,962
0.15%, 7/25/14	32,000	31,956
0.16%, 8/1/14	21,000	20,970
0.15%, 8/14/14	18,000	17,974
FHLB FRN,
0.13%, 9/3/13	13,500	13,500
0.15%, 9/3/13	50,000	49,996
0.17%, 9/3/13	20,000	19,999
0.23%, 9/3/13	38,300	38,299
0.16%, 9/5/13	25,000	24,996
0.16%, 9/6/13	45,000	45,000
0.14%, 9/8/13	55,000	54,997
0.09%, 9/10/13	110,000	109,989
0.14%, 9/13/13	42,000	42,000
0.10%, 9/16/13	70,000	69,997
0.11%, 9/17/13	50,000	49,999
0.13%, 9/19/13	33,500	33,496
0.14%, 9/23/13	92,000	91,986
0.15%, 9/23/13	29,000	28,998
0.14%, 9/24/13	41,500	41,497
0.12%, 9/25/13	18,500	18,499
0.14%, 9/25/13	11,100	11,100
0.15%, 9/27/13	20,500	20,500
0.16%, 9/27/13	25,000	24,998
0.11%, 10/16/13	20,000	19,999
0.05%, 11/14/13	10,000	10,000

		3,430,121

Federal Home Loan Mortgage Corporation - 3.8%
FHLMC Bonds,
4.13%, 9/27/13	20,000	20,057
0.88%, 10/28/13	9,500	9,511
0.38%, 11/27/13	20,945	20,958
0.13%, 2/7/14	25,000	24,998
0.15%, 3/27/14	20,000	19,999
1.00%, 8/27/14	19,000	19,152
FHLMC Discount Notes,
0.16%, 1/14/14	77,000	76,954
0.16%, 2/3/14	8,000	7,994
0.12%, 3/12/14	53,000	52,966
0.14%, 5/1/14	20,000	19,981
0.17%, 7/7/14	19,500	19,472
0.16%, 8/18/14	50,000	49,922
FHLMC FRN,
0.19%, 9/5/13	20,500	20,500
0.13%, 9/13/13	25,000	25,000

		387,464

Federal National Mortgage Association - 10.2%
FNMA Bonds,
1.00%, 9/23/13	20,000	20,010
FNMA Discount Notes,
0.05%, 9/3/13	67,632	67,632
0.13%, 10/1/13	45,500	45,495
0.03%, 10/3/13	41,000	40,999
0.08%, 1/2/14	100,000	99,973
0.10%, 1/8/14	20,000	19,993
0.10%, 1/9/14	41,000	40,985
0.13%, 1/27/14	21,000	20,989
0.09%, 2/3/14	50,000	49,981
0.16%, 2/3/14	16,000	15,989
0.15%, 7/15/14	40,000	39,947
FNMA FRN,
0.32%, 9/3/13	15,000	15,002
0.16%, 9/5/13	112,000	111,956
0.16%, 9/8/13	156,300	156,318
0.17%, 9/11/13	15,000	15,000
0.16%, 9/20/13	140,150	140,144

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 52.4%(1) continued
Federal National Mortgage Association - 10.2% continued
0.19%, 9/20/13	$20,281	$20,288
0.15%, 9/27/13	126,000	125,980

		1,046,681

Total U.S. Government Agencies (Cost $5,390,856)		5,390,856

U.S. GOVERNMENT OBLIGATIONS - 8.9%
U.S. Treasury Bills - 5.1%
0.04%, 9/5/13	170,000	169,999
0.05%, 9/5/13	75,000	75,000
0.11%, 10/3/13	157,500	157,485
0.11%, 12/26/13	109,000	108,963
0.14%, 3/6/14	15,000	14,989

		526,436

U.S. Treasury Notes - 3.8%
0.50%, 10/15/13	31,000	31,011
1.00%, 1/15/14	33,500	33,602
0.25%, 1/31/14	25,000	25,008
1.75%, 1/31/14	11,500	11,575
0.25%, 2/28/14	48,500	48,531
1.88%, 2/28/14	213,500	215,357
1.25%, 4/15/14	23,500	23,656

		388,740

Total U.S. Government Obligations (Cost $915,176)		915,176

Investments, at Amortized Cost ($6,306,032)		6,306,032

REPURCHASE AGREEMENTS - 39.9%
Joint Repurchase Agreements - 0.8%(2)
Bank of America Securities LLC, dated 8/30/13, repurchase price $26,795
0.03%, 9/3/13	26,795	26,795
Morgan Stanley & Co., Inc., dated 8/30/13, repurchase price $26,795
0.04%, 9/3/13	26,794	26,794
Societe Generale, New York Branch, dated 8/30/13, repurchase price $26,795
0.05%, 9/3/13	26,794	26,794

		80,383

Repurchase Agreements - 39.1%(3)
Bank of America N.A., dated 8/30/13, repurchase price $400,003
0.06%, 9/3/13	400,000	400,000
Barclays Capital, Inc., dated 8/15/13, repurchase price $125,008
0.07%, 9/16/13(4) (5)	125,000	125,000
Barclays Capital, Inc., dated 8/30/13, repurchase price $125,001
0.05%, 9/6/13	125,000	125,000
Barclays Capital, Inc., dated 8/30/13, repurchase price $350,002
0.04%, 9/3/13	350,000	350,000
BNP Paribas Securities Corp., dated 8/30/13, repurchase price $200,001
0.05%, 9/3/13	200,000	200,000
BNP Paribas Securities Corp., dated 8/30/13, repurchase price $250,001
0.05%, 9/3/13	250,000	250,000
BNP Paribas Securities Corp., dated 8/30/13, repurchase price $525,002
0.04%, 9/3/13	525,000	525,000
Citigroup Global Markets, Inc., dated 8/30/13, repurchase price $200,001
0.06%, 9/3/13	200,000	200,000
Citigroup Global Markets, Inc., dated 8/30/13, repurchase price $46,508
0.06%, 9/3/13	46,508	46,508
Credit Suisse Securities, dated 8/30/13, repurchase price $443,321
0.05%, 9/3/13	443,319	443,319
Deutsche Bank Securities, Inc., dated 8/30/13, repurchase price $200,001
0.05%, 9/3/13	200,000	200,000
Deutsche Bank Securities, Inc., dated 8/30/13, repurchase price $400,003
0.07%, 9/3/13	400,000	400,000
RBS Securities, Inc., dated 8/30/13, repurchase price $240,759
0.04%, 9/3/13	240,758	240,758

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 39.9% continued
Repurchase Agreements - 39.1%(3) continued
Societe Generale, New York Branch, dated 8/30/13, repurchase price $525,004
0.07%, 9/3/13	$525,000	$525,000

		4,030,585

Total Repurchase Agreements (Cost $4,110,968)		4,110,968

Total Investments - 101.2% (Cost $10,417,000)(6)		10,417,000

Liabilities less Other Assets - (1.2)%		(121,025)

NET ASSETS - 100.0%		$10,295,975

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,691	3.63%	4/15/28
U.S. Treasury Notes	$74,644	1.00% - 4.75%	4/15/14 - 2/15/22

Total	$81,335

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$62,857	5.38%	11/27/13 - 3/14/36
FHLMC	$758,356	10.5%	10/15/13 - 5/1/47
FNMA	$646,582	12.5%	9/23/13 - 8/1/43
GNMA	$889,802	2.5% - 6.5%	4/15/24 - 9/15/49
Tennessee Valley Authority	$3,205	3.88% - 4.88%	2/15/21 - 1/15/48
U.S. Treasury Bills	$247,032	0.01% - 0.12%	10/3/13 - 8/21/14
U.S. Treasury Bonds	$265,755	6.5%	2/15/26 - 2/15/43
U.S. Treasury Notes	$1,257,529	0.63% - 3.25%	5/31/15 - 2/15/23

Total	$4,131,118

(4)	Restricted security has been deemed illiquid. At August 31, 2013, the value of these restricted illiquid securities amounted to approximately $125,000,000 or 1.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Barclays Capital, Inc., dated 8/15/13, repurchase price $125,008,	8/15/13	$125,000
0.07%, 9/16/13

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(6)	The cost for federal income tax purposes was $ 10,417,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$10,417,000	(1)(2)	$—	$10,417,000

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 68.4%(1)
Federal Farm Credit Bank - 24.2%
FFCB Bonds,
0.19%, 9/25/13	$61,450	$61,450
3.88%, 10/7/13	10,000	10,036
0.26%, 10/30/13	13,380	13,382
0.15%, 1/17/14	33,300	33,297
0.15%, 2/5/14	32,000	31,996
0.18%, 3/4/14	10,000	10,003
0.17%, 8/8/14	9,000	8,999
FFCB Discount Notes,
0.01%, 9/3/13	17,014	17,014
0.18%, 9/5/13	54,000	53,999
0.03%, 9/9/13	45,000	44,999
0.18%, 9/9/13	11,000	11,000
0.03%, 9/12/13	50,000	50,000
0.05%, 9/12/13	100,000	99,998
0.05%, 10/1/13	75,000	74,994
0.10%, 10/1/13	16,500	16,499
0.19%, 10/1/13	44,000	43,996
0.03%, 10/4/13	37,000	36,998
0.10%, 10/4/13	50,000	49,997
0.03%, 10/7/13	30,000	29,998
0.12%, 10/7/13	42,000	41,997
0.03%, 10/8/13	10,000	10,000
0.05%, 10/15/13	10,000	9,999
0.11%, 10/15/13	85,000	84,989
0.10%, 10/16/13	42,500	42,495
0.18%, 10/18/13	12,500	12,497
0.04%, 10/24/13	40,000	39,998
0.15%, 11/1/13	45,000	44,989
0.11%, 11/18/13	21,000	20,995
0.20%, 11/22/13	18,500	18,492
0.16%, 12/2/13	25,000	24,990
0.08%, 12/9/13	25,000	24,994
0.08%, 1/9/14	34,000	33,990
0.08%, 1/14/14	63,500	63,481
0.09%, 1/27/14	42,500	42,484
0.12%, 1/28/14	8,500	8,496
0.09%, 1/29/14	63,000	62,976
0.10%, 2/10/14	13,000	12,994
0.09%, 3/3/14	75,000	74,966
0.15%, 3/7/14	21,000	20,984
0.13%, 4/1/14	41,500	41,468
0.14%, 4/22/14	25,000	24,977
0.15%, 5/7/14	21,500	21,478
0.15%, 5/9/14	10,500	10,489
0.11%, 5/15/14	42,000	41,961
0.15%, 5/15/14	50,000	49,953
0.15%, 5/23/14	40,000	39,956
0.13%, 6/25/14	21,000	20,977
0.15%, 7/9/14	8,500	8,489
0.16%, 7/10/14	41,000	40,943
0.15%, 8/4/14	20,000	19,972
0.15%, 8/11/14	40,000	39,943
0.15%, 8/27/14	42,000	41,937
0.15%, 8/28/14	33,000	32,950
FFCB FRN,
0.13%, 9/3/13	8,500	8,499
0.17%, 9/3/13	141,000	140,973
0.18%, 9/3/13	77,000	77,000
0.19%, 9/3/13	55,970	55,981
0.22%, 9/3/13	132,990	132,993
0.24%, 9/3/13	30,000	30,016
0.26%, 9/3/13	52,635	52,667
0.30%, 9/3/13	29,000	29,000
0.31%, 9/3/13	55,000	55,060
0.33%, 9/3/13	82,500	82,507
0.39%, 9/3/13	8,710	8,738
0.14%, 9/4/13	42,500	42,495
0.17%, 9/4/13	213,500	213,511
0.33%, 9/4/13	27,265	27,306
0.14%, 9/6/13	68,500	68,493
0.16%, 9/6/13	184,000	183,973
0.17%, 9/6/13	58,045	58,050
0.16%, 9/8/13	55,500	55,498
0.14%, 9/9/13	21,000	20,997
0.16%, 9/9/13	42,480	42,466
0.15%, 9/11/13	46,000	46,000
0.15%, 9/12/13	53,525	53,515
0.10%, 9/13/13	93,120	93,119
0.16%, 9/13/13	39,000	39,000
0.22%, 9/13/13	75,000	75,052
0.17%, 9/14/13	25,000	25,002
0.16%, 9/15/13	28,300	28,297
0.18%, 9/15/13	28,100	28,105
0.20%, 9/15/13	29,115	29,136
0.15%, 9/16/13	78,000	77,998
0.16%, 9/16/13	16,400	16,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 68.4%(1) continued
Federal Farm Credit Bank - 24.2% continued
0.13%, 9/17/13	$62,500	$62,508
0.13%, 9/18/13	60,500	60,479
0.16%, 9/18/13	45,500	45,488
0.13%, 9/20/13	42,500	42,491
0.16%, 9/20/13	19,000	19,002
0.21%, 9/20/13	15,000	15,012
0.15%, 9/23/13	41,500	41,497
0.32%, 9/23/13	27,000	27,074
0.15%, 9/25/13	44,500	44,490
0.12%, 9/26/13	83,000	82,986
0.14%, 9/26/13	55,500	55,496
0.16%, 9/26/13	104,700	104,721
0.15%, 9/27/13	11,050	11,049
0.19%, 9/27/13	75,130	75,156
0.17%, 9/28/13	32,720	32,722
0.15%, 10/1/13	50,000	49,996
0.17%, 10/1/13	78,000	77,996
0.18%, 10/2/13	115,800	115,805

		4,692,769

Federal Home Loan Bank - 42.1%
FHLB Bonds,
0.14%, 9/5/13	240,000	240,000
0.26%, 9/9/13	54,145	54,146
0.28%, 9/12/13	37,500	37,501
0.13%, 9/18/13	83,200	83,199
0.13%, 9/19/13	21,500	21,499
0.12%, 10/1/13	86,000	85,999
0.12%, 10/3/13	225,000	224,997
0.13%, 10/9/13	37,500	37,500
0.12%, 10/11/13	42,000	41,999
0.10%, 11/1/13	86,000	85,999
0.10%, 11/8/13	22,200	22,200
0.10%, 11/12/13	50,000	49,998
0.10%, 11/13/13	155,500	155,495
0.14%, 11/19/13	80,000	79,996
0.28%, 11/21/13	10,500	10,501
0.10%, 12/5/13	175,000	174,994
0.18%, 1/7/14	86,500	86,494
0.11%, 1/17/14	49,000	48,997
0.10%, 1/21/14	40,000	39,984
0.10%, 1/22/14	55,000	54,996
0.09%, 1/24/14	75,500	75,492
0.11%, 1/24/14	62,500	62,494
0.09%, 1/30/14	75,500	75,490
0.09%, 2/5/14	100,000	99,988
0.27%, 4/3/14	15,000	15,012
0.20%, 6/12/14	88,000	88,000
0.18%, 8/1/14	63,000	62,997
0.18%, 8/5/14	60,500	60,499
0.17%, 8/22/14	31,000	30,996
0.17%, 8/26/14	42,000	41,994
0.20%, 8/29/14	34,500	34,497
FHLB Discount Notes,
0.14%, 9/6/13	83,500	83,498
0.14%, 9/11/13	163,500	163,494
0.19%, 9/12/13	22,500	22,499
0.09%, 9/13/13	68,900	68,897
0.10%, 9/13/13	42,500	42,498
0.14%, 9/13/13	75,000	74,997
0.08%, 9/17/13	100,000	99,996
0.09%, 9/18/13	329,000	328,983
0.13%, 9/18/13	172,500	172,491
0.14%, 9/18/13	94,500	94,495
0.11%, 10/1/13	14,200	14,199
0.09%, 10/2/13	188,000	187,983
0.13%, 10/2/13	125,000	124,989
0.05%, 10/4/13	106,500	106,492
0.09%, 10/4/13	31,000	30,998
0.12%, 10/4/13	78,000	77,994
0.05%, 10/7/13	275,000	274,986
0.06%, 10/9/13	127,000	126,991
0.08%, 10/9/13	125,000	124,991
0.07%, 10/11/13	8,000	7,999
0.13%, 10/15/13	84,000	83,987
0.06%, 10/16/13	250,000	249,981
0.10%, 10/18/13	60,000	59,992
0.13%, 10/21/13	32,991	32,985
0.12%, 10/23/13	21,000	20,996
0.05%, 10/25/13	109,000	108,992
0.06%, 10/28/13	204,000	203,981
0.04%, 10/30/13	21,000	20,998
0.05%, 10/30/13	244,000	243,979
0.06%, 10/30/13	150,000	149,987
0.04%, 11/1/13	40,000	39,997
0.07%, 11/6/13	289,700	289,663
0.08%, 11/8/13	25,000	24,996
0.08%, 11/13/13	35,000	34,994
0.07%, 11/14/13	84,000	83,988

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 68.4%(1) continued
Federal Home Loan Bank - 42.1% continued
0.08%, 11/15/13	$45,000	$44,992
0.12%, 12/11/13	45,085	45,069
0.14%, 12/11/13	107,300	107,261
0.14%, 12/13/13	70,000	69,973
0.12%, 12/18/13	70,000	69,973
0.14%, 12/18/13	68,230	68,204
0.14%, 12/20/13	75,000	74,968
0.13%, 1/2/14	68,500	68,467
0.16%, 1/2/14	45,000	44,978
0.09%, 1/16/14	254,000	253,918
0.11%, 2/14/14	115,600	115,544
0.16%, 3/10/14	22,000	21,981
0.12%, 3/14/14	38,500	38,476
0.14%, 4/24/14	3,000	2,997
0.12%, 4/29/14	20,500	20,484
0.17%, 7/1/14	21,000	20,971
0.15%, 7/21/14	8,500	8,489
0.15%, 7/25/14	66,000	65,910
0.15%, 8/1/14	10,000	9,986
0.16%, 8/1/14	21,000	20,970
FHLB FRN,
0.13%, 9/3/13	90,000	90,000
0.15%, 9/3/13	50,000	49,996
0.16%, 9/3/13	85,000	84,992
0.17%, 9/3/13	60,000	59,997
0.18%, 9/3/13	60,000	59,998
0.23%, 9/3/13	76,100	76,098
0.16%, 9/6/13	55,000	55,000
0.14%, 9/13/13	91,000	91,000
0.15%, 9/17/13	25,000	25,002
0.13%, 9/19/13	84,000	83,989
0.14%, 9/25/13	25,200	25,200
0.11%, 10/16/13	86,000	85,995
0.05%, 11/14/13	40,000	40,000

		8,163,817

Tennessee Valley Authority - 2.1%
TVA Discount Notes,
0.06%, 9/5/13	40,591	40,591
0.07%, 10/10/13	370,536	370,508

		411,099

Total U.S. Government Agencies (Cost $13,267,685)		13,267,685

U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury Bills - 11.2%
0.04%, 9/5/13	625,000	624,996
0.14%, 9/5/13	82,000	81,999
0.03%, 9/12/13	193,500	193,498
0.05%, 9/12/13	200,000	199,997
0.09%, 9/12/13	211,000	210,993
0.10%, 9/12/13	127,000	126,996
0.11%, 10/3/13	133,500	133,487
0.03%, 10/24/13	600,000	599,978

		2,171,944

U.S. Treasury Notes - 4.3%
0.50%, 10/15/13	23,500	23,508
2.75%, 10/31/13	37,000	37,155
1.00%, 1/15/14	42,000	42,126
1.75%, 1/31/14	122,500	123,326
0.25%, 2/28/14	150,500	150,594
1.88%, 2/28/14	448,500	452,403
2.38%, 8/31/14	12,000	12,265

		841,377

Total U.S. Government Obligations (Cost $3,013,321)		3,013,321

Investments, at Amortized Cost (Cost $16,281,006)		16,281,006

REPURCHASE AGREEMENTS - 16.2%(2)
Repurchase Agreements - 16.2%
Bank of America N.A., dated 8/30/13, repurchase price $800,005
0.06%, 9/3/13	800,000	800,000
Bank of Nova Scotia, dated 8/30/13, repurchase price $400,002
0.04%, 9/3/13	400,000	400,000
Barclays Capital, Inc., dated 8/30/13, repurchase price $450,002
0.04%, 9/3/13	450,000	450,000
Citigroup Global Markets, Inc., dated 8/30/13, repurchase price $500,003
0.06%, 9/3/13	500,000	500,000
Citigroup Global Markets, Inc., dated 8/30/13, repurchase price $650,004
0.05%, 9/3/13	650,000	650,000
Credit Suisse Securities, dated 8/30/13, repurchase price $151,658
0.05%, 9/3/13	151,657	151,657

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 16.2%(2) continued
Repurchase Agreements - 16.2% continued
Credit Suisse Securities, dated 8/30/13, repurchase price $200,001
0.04%, 9/3/13	$200,000	$200,000

		3,151,657

Total Repurchase Agreements (Cost $3,151,657)		3,151,657

Total Investments - 100.1% (Cost $19,432,663)(3)		19,432,663

Liabilities less Other Assets - (0.1)%		(22,756)

NET ASSETS - 100.0%		$19,409,907

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$132,885	2.5% - 5.5%	6/1/26 - 5/1/43
FNMA	$341,252	2.5% - 5.00%	1/1/21 - 7/1/43
GNMA	$864,881	4.5% - 5.50%	2/15/34 - 7/20/41
U.S. Treasury Bills	$154,692	0.12%	8/21/14
U.S. Treasury Bonds	$790,360	0.00% - 8.00%	5/15/18 - 2/15/43
U.S. Treasury Notes	$936,145	0.13% - 4.63%	1/15/15 - 2/15/23
U.S. Treasury Strips	$9,591	2.69%	11/15/26

Total	$3,229,806

(3)	The cost for federal income tax purposes was $19,432,663.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$19,432,663	(1)	$—	$19,432,663

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8%
Alabama - 1.4%
Mobile IDB Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant,
0.08%, 9/3/13	$35,000	$35,000
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	11,300	11,300
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project,
0.06%, 9/10/13	16,000	16,000

		62,300

Alaska - 0.1%
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0028, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.06%, 9/3/13(1)	5,625	5,625

Arizona - 0.9%
Apache County Arizona IDA IDR Tucson Electric Power, Series 83A,
(U.S. Bank N.A. LOC),
0.08%, 9/10/13	5,000	5,000
Arizona Board of Regents COPS, Floaters, Series 1918,
(Wells Fargo & Co. Gtd.),
0.09%, 9/10/13(1) (2)	16,965	16,965
BB&T Municipal Trust Revenue VRDB, Series 2003, Floaters,
(Branch Banking & Trust Co. LOC),
0.05%, 9/10/13(1)	9,995	9,995
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects,
(FNMA LOC),
0.06%, 9/10/13	6,830	6,830

		38,790

Arkansas - 0.3%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.06%, 9/10/13	6,675	6,675
Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A,
(FHLMC LOC),
0.08%, 9/10/13	6,900	6,900

		13,575

California - 7.7%
BB&T Municipal Trust Various States, G.O., Floaters, Series 2049,
(Branch Banking & Trust Co. LOC),
0.09%, 9/10/13(1)	10,285	10,285
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/10/13	1,900	1,900
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.04%, 9/3/13	7,500	7,500
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	12,500	12,500
California School Cash Reserve Program Authority Revenue Notes, Senior, Series A,
2.00%, 4/1/14	6,000	6,062
California School Cash Reserve Program Authority Revenue Notes, Senior, Series B,
2.00%, 6/2/14	2,000	2,027
California School Cash Reserve Program Authority Revenue Notes, Series AA,
2.00%, 10/1/13	15,000	15,022
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	35,000	35,461
California State Revenue Notes, Series A-2,
2.00%, 6/23/14	2,500	2,536
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW,
(FHLMC LOC),
0.07%, 9/10/13	5,300	5,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
California - 7.7% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.07%, 9/10/13	$8,000	$8,000
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.04%, 9/10/13	11,500	11,500
California Statewide Communities Development Authority Revenue VRDB, Kaiser Permanente, Series A,
0.04%, 9/10/13	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB, Lincoln Walk Apartments Project, Series D,
(PNC Bank N.A. LOC),
0.08%, 9/10/13	8,950	8,950
City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.03%, 9/10/13	10,000	10,000
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.07%, 9/10/13	1,895	1,895
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	3,345	3,345
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.05%, 9/10/13	8,185	8,185
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.07%, 9/10/13	8,730	8,730
Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484,
(Deutsche Bank A.G. Gtd.),
0.07%, 9/10/13(1)	20,805	20,805
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461,
(Deutsche Bank A.G. Gtd.),
0.07%, 9/10/13(1)	315	315
Los Angeles County Schools Pooled Financing Program TRANS, Series C-7,
2.00%, 12/31/13	5,000	5,027
Los Angeles County Schools Pooled Financing Program TRANS, Series C-8,
2.00%, 1/31/14	26,000	26,176
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.07%, 9/10/13	750	750
Los Angeles Harbor Department Municipal Interest Bearing CP,
0.14%, 11/20/13	5,000	5,000
Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-2,
0.05%, 9/10/13	31,400	31,400
Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.05%, 9/10/13	25,970	25,970
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.05%, 9/10/13	4,000	4,000
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.07%, 9/10/13	6,000	6,000
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments,
(FNMA LOC),
0.07%, 9/10/13	6,720	6,720
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.07%, 9/10/13	3,000	3,000
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB,
0.06%, 9/10/13	8,745	8,745

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
California - 7.7% continued
San Diego County Regional Transportation Commission Revenue VRDB, Limited Tax, Series B,
0.06%, 9/10/13	$12,500	$12,500
San Diego Unified School District G.O. Limited TRANS, Series A-1,
2.00%, 1/31/14	7,000	7,053
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.05%, 9/10/13	16,100	16,100
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.04%, 9/3/13	2,700	2,700
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(Union Bank N.A. LOC),
0.06%, 9/10/13(1)	1,000	1,000

		347,459

Colorado - 4.6%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.05%, 9/10/13	400	400
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
(Wells Fargo Bank N.A. LOC),
0.11%, 9/10/13(1) (2)	9,165	9,165
City of Colorado Springs Utilities System Revenue VRDB, Sub Lien Improvement, Series A,
0.07%, 9/10/13	9,835	9,835
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.06%, 9/10/13	12,240	12,240
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Mesivta Greater L.A.,
(Deutsche Bank A.G. LOC),
0.07%, 9/10/13	4,195	4,195
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	23,775	23,775
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	5,805	5,805
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	2,050	2,050
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	24,000	24,000
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.10%, 9/10/13	6,370	6,370
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3,
0.07%, 9/10/13	7,750	7,750
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT),
0.08%, 9/10/13	16,800	16,800
Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT),
0.07%, 9/10/13	6,000	6,000
Colorado Springs Utilities Revenue Refunding VRDB,
0.06%, 9/10/13	8,700	8,700
Colorado State Housing Finance Authority SFM Revenue VRDB (AMT),
0.07%, 9/10/13	33,365	33,365
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-467,
(Deutsche Bank A.G. Gtd.),
0.09%, 9/10/13(1)	18,135	18,135
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO,
(Royal Bank of Canada LOC),
0.11%, 9/10/13	17,580	17,580

		206,165

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.06%, 9/10/13	$4,100	$4,100
Connecticut State Health & Educational Facility Authority Revenue VRDB, Yale New Haven Hospital, Series S,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	1,000	1,000

		5,100

Delaware - 0.0%
Delaware State EDA Revenue VRDB, Peninsula United, Series A,
(PNC Bank N.A. LOC),
0.06%, 9/3/13	65	65

District of Columbia - 1.5%
District of Columbia G.O., ROCS-RR-II-R-11180WF,
(Wells Fargo & Co. Gtd.),
0.08%, 9/10/13(1)	16,455	16,455
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.16%, 9/10/13	4,700	4,700
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 9/10/13	8,680	8,680
District of Columbia University Revenue VRDB, Series B-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	16,350	16,350
District of Columbia University Revenue VRDB, Series C-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	21,500	21,500

		67,685

Florida - 6.7%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	1,795	1,795
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project,
(Citibank N.A. LOC),
0.06%, 9/10/13	9,595	9,595
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.06%, 9/10/13	26,270	26,270
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE 1156,
(Deutsche Bank A.G. Gtd.),
0.11%, 9/10/13(1)	13,740	13,740
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492,
(Deutsche Bank A.G. Gtd.),
0.07%, 9/10/13(1)	9,378	9,378
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-478,
(Deutsche Bank A.G. Gtd.),
0.09%, 9/10/13(1)	59,490	59,490

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459,
(Deutsche Bank A.G. Gtd.),
0.09%, 9/10/13(1)	16,000	16,000
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2006-0103, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13(1)	12,855	12,855
Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami,
(U.S. Bank N.A. LOC),
0.06%, 9/3/13(1)	17,725	17,725
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.06%, 9/10/13	6,955	6,955
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments,
(FHLMC LOC),
0.06%, 9/10/13	16,210	16,210

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Florida - 6.7% continued
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments,
(FHLMC LOC),
0.06%, 9/10/13	$17,975	$17,975
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake,
(FHLMC LOC),
0.04%, 9/10/13	7,325	7,325
JEA Municipal CP,
0.13%, 10/1/13	25,000	25,000
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project,
(FNMA LOC),
0.07%, 9/10/13	11,485	11,485
Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center,
0.06%, 9/10/13	12,950	12,950
Martin County Health Facilities Authority Revenue Refunding VRDB, Martin Memorial Medical Center, Series A,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	9,790	9,790
Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse,
(TD Bank N.A. LOC),
0.07%, 9/10/13	10,000	10,000
Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B,
(FHLB of San Francisco LOC),
0.14%, 9/10/13	4,185	4,185
State of Florida Board of Public Education G.O. Eagle-720050054-Class A,
0.06%, 9/10/13(1)	10,000	10,000
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments,
(FNMA LOC),
0.05%, 9/10/13	5,045	5,045
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	255	255

		304,023

Georgia - 2.1%
Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	20,000	20,000
Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.13%, 9/10/13	5,185	5,185
BB&T Municipal Trust Revenue VRDB, Floaters Series 2024,
(Branch Banking & Trust Co. LOC),
0.09%, 9/10/13(1)	10,265	10,265
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	11,275	11,275
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association,
(FHLMC LOC),
0.06%, 9/10/13	5,390	5,390
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.06%, 9/10/13	11,700	11,700
DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association,
(FHLMC LOC),
0.06%, 9/10/13	7,130	7,130
East Point Housing Authority Multi Family Housing Revenue VRDB, Robins Creste Apartments Project,
(FHLMC LOC),
0.11%, 9/10/13	700	700
Georgia Municipal Gas Authority Refunding Revenue Bonds, Gas Portfolio, Series R,
2.00%, 10/1/13	9,700	9,714

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Georgia - 2.1% continued
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen,
(FHLMC LOC),
0.06%, 9/10/13	$6,665	$6,665
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project,
(FHLMC LOC),
0.06%, 9/10/13	5,750	5,750

		93,774

Hawaii - 0.2%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13(1)	4,135	4,135
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau,
(FHLMC LOC),
0.05%, 9/10/13	3,075	3,075

		7,210

Idaho - 1.1%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	9,935	9,935
Idaho State G.O. Unlimited TANS,
2.00%, 6/30/14	40,000	40,598

		50,533

Illinois - 6.6%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project,
(BMO Harris Bank N.A. LOC),
0.09%, 9/10/13	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C,
(BMO Harris Bank N.A. LOC),
0.08%, 9/10/13	17,500	17,500
Chicago Illinois Board of Education G.O. VRDB, Series B,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	8,400	8,400
Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X
(Deutsche Bank A.G. Gtd.),
0.11%, 9/10/13(1)	10,000	10,000
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.10%, 9/10/13	6,700	6,700
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.06%, 9/3/13	8,300	8,300
City of Chicago Municipal Interest Bearing CP,
(PNC Bank N.A. LOC),
0.14%, 9/12/13	5,787	5,787
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-476,
(Deutsche Bank A.G. Gtd.),
0.07%, 9/10/13(1)	12,660	12,660
DuPage County Illinois Educational Facilities Revenue VRDB, Series A, Benedictine University,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	6,391	6,391
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project,
(Comerica Bank LOC),
0.07%, 9/10/13	7,725	7,725
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.06%, 9/3/13	7,095	7,095
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project,
(BMO Harris Bank N.A. LOC),
0.07%, 9/10/13	6,030	6,030
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.09%, 9/10/13	1,305	1,305
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College,
(BMO Harris Bank N.A. LOC),
0.06%, 9/10/13	6,090	6,090

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Illinois - 6.6% continued
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.23%, 3/13/14	$10,000	$10,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.07%, 9/10/13	7,500	7,500
Illinois Finance Authority Development Revenue VRDB, John Hofmeister & Son,
(BMO Harris Bank N.A. LOC),
0.16%, 9/10/13	3,000	3,000
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project,
(FHLMC LOC),
0.08%, 9/10/13	4,900	4,900
Illinois Finance Authority Municipal Interest Bearing CP,
(PNC Bank N.A. LOC),
0.12%, 11/6/13	3,000	3,000
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	5,000	5,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	11,195	11,195
Illinois Finance Authority Revenue VRDB, Literature Research Institute,
(JPMorgan Chase Bank N.A. LOC),
0.20%, 9/10/13	5,715	5,715
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C,
(Barclays Bank PLC LOC),
0.07%, 9/10/13	25,000	25,000
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society,
(BMO Harris Bank N.A. LOC),
0.07%, 9/10/13	8,860	8,860
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	14,600	14,600
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.07%, 9/10/13	2,220	2,220
Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF,
(Wells Fargo & Co. Insured),
0.09%, 9/10/13(1)	16,105	16,105
Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries A,
0.37%, 3/3/14	600	600
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A,
(FHLMC LOC),
0.06%, 9/10/13	4,835	4,835
Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.06%, 9/10/13	22,000	22,000
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 9/10/13	15,000	15,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	12,500	12,500
Savanna Illinois Industrial Development Revenue VRDB, Series A, Metform Corp. Project,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 9/10/13	1,200	1,200
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.10%, 9/10/13	2,000	2,000
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.06%, 9/10/13	11,380	11,380

		298,803

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Indiana - 1.6%
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0052, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.06%, 9/3/13(1)	$10,685	$10,685
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.05%, 9/10/13	8,000	8,000
Indiana Finance Authority Revenue Refunding VRDB, Series D1, Trinity Health,
0.05%, 9/10/13	9,300	9,300
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association,
(Wells Fargo Bank N.A. LOC),
0.16%, 9/10/13	2,300	2,300
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	8,040	8,040
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.06%, 9/3/13	10,145	10,145
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.06%, 9/10/13	6,000	6,000
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.05%, 9/10/13	10,000	10,000
RBC Municipal Products, Inc. Revenue Bonds, Series E-23,
(Royal Bank of Canada LOC),
0.06%, 9/10/13(1)	8,500	8,500

		72,970

Iowa - 1.5%
Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.08%, 9/10/13	22,510	22,510
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	6,100	6,100
Iowa Finance Authority Revenue VRDB, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.08%, 9/10/13	8,015	8,015
Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland,
0.05%, 9/10/13	23,900	23,900
Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros,
(U.S. Bank N.A. LOC),
0.06%, 9/3/13	7,200	7,200

		67,725

Kansas - 1.5%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B-2,
0.05%, 9/10/13	12,100	12,100
Kansas State Department of Transportation Highway Revenue Refunding VRDB, Series B-1,
0.05%, 9/10/13	4,810	4,810
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.09%, 9/10/13	23,000	23,000
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project,
(FHLMC LOC),
0.06%, 9/10/13	16,000	16,000
Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project,
(FHLMC LOC),
0.06%, 9/10/13	7,780	7,780
Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project,
(FHLMC LOC),
0.12%, 9/10/13	2,485	2,485

		66,175

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Kentucky - 1.8%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.07%, 9/10/13	$10,720	$10,720
Carroll County Environmental Facilities Revenue VRDB, Utilities Co. Project, Series A-R,
(Sumitomo Mitsui Banking Corp. LOC),
0.06%, 9/10/13	2,000	2,000
0.07%, 9/10/13	3,000	3,000
Carroll County Environmental Facilities Revenue VRDB, Utilities Project, Series 20,
(Sumitomo Mitsui Banking Corp. LOC),
0.07%, 9/10/13	3,000	3,000
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13	5,400	5,400
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp.,
(Branch Banking & Trust Co. LOC),
0.07%, 9/10/13	17,200	17,200
Kentucky Higher Education Student Loan Corp. Revenue VRDB, Series A-1,
(State Street Bank & Trust Co. LOC),
0.07%, 9/10/13	22,000	22,000
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.07%, 9/10/13	10,000	10,000
Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13(1) (2)	7,018	7,018
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13	3,395	3,395

		83,733

Louisiana - 2.1%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar,
(FHLB of Atlanta LOC),
0.06%, 9/10/13	17,000	17,000
East Baton Rouge Parish IDB Inc. Revenue VRDB, Georgia-Pacific Corp. Project,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13	3,550	3,550
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0059, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.06%, 9/3/13(1)	2,100	2,100
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.23%, 9/10/13	12,380	12,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A,
(FHLB of Dallas LOC),
0.06%, 9/10/13	5,305	5,305
Louisiana Local Government Environmental Facilities & Community VRDB, Series B,
(FHLB of Dallas LOC),
0.06%, 9/10/13	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project,
(FHLMC LOC),
0.04%, 9/10/13	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily,
(FNMA LOC),
0.08%, 9/10/13	8,900	8,900
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.06%, 9/10/13	16,200	16,200
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB,
(FHLB of Dallas LOC),
0.06%, 9/10/13	8,800	8,800

		92,870

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Maryland - 3.3%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
Series E (Bank of Montreal LOC),
0.05%, 9/10/13	$40,500	$40,500
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/10/13	12,970	12,970
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.05%, 9/10/13	29,870	29,870
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood,
(FHLMC LOC),
0.06%, 9/10/13	8,000	8,000
Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project,
(Bank of Montreal LOC),
0.12%, 9/10/13	7,300	7,300
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13	20,400	20,400
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 9/10/13	30,665	30,665

		149,705

Massachusetts - 1.3%
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-658,
(Assured Guaranty Corp. Insured),
0.07%, 9/10/13(1)	16,753	16,753
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7,
(Commonwealth of Massachusetts Gtd.),
0.06%, 9/10/13	1,405	1,405
Massachusetts Development Finance Agency Revenue VRDB, Briarwood Retirement,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 9/10/13	2,165	2,165
Massachusetts Development Finance Agency Revenue VRDB, New England Deaconess, Series A,
(RBS Citizens N.A. LOC),
0.07%, 9/10/13	3,900	3,900
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project,
(FNMA LOC),
0.09%, 9/10/13	14,350	14,350
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School,
0.06%, 9/10/13	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School,
0.06%, 9/10/13	10,000	10,000

		58,573

Michigan - 2.3%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	1,085	1,085
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	4,650	4,650
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa,
(Bank of America N.A. LOC),
0.12%, 9/3/13	2,100	2,100

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Michigan - 2.3% continued
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	$7,100	$7,100
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.11%, 9/10/13	4,655	4,655
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	6,990	6,990
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	17,000	17,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 9/10/13	9,500	9,500
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	2,265	2,265
Michigan State University Revenue VRDB,
0.06%, 9/10/13	5,000	5,000
Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project,
(Comerica Bank LOC),
0.06%, 9/10/13	6,885	6,885
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series L-34,
(Royal Bank of Canada LOC),
0.11%, 9/10/13(1)	36,545	36,545

		103,775

Minnesota - 2.4%
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.08%, 9/10/13	5,000	5,000
Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.07%, 9/10/13	17,000	17,000
Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness,
(Minnesota School District Tax & Aid Anticipation Board Insured),
2.00%, 9/10/13	25,000	25,011
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
2.00%, 9/16/14	7,500	7,638
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FHLMC LOC),
0.06%, 9/10/13	6,860	6,860
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century,
(FHLB of Des Moines LOC),
0.09%, 9/10/13	2,840	2,840
Rochester Health Care Variable Rate Demand Obligations,
0.09%, 9/5/13	18,550	18,550
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water,
0.06%, 9/10/13	5,800	5,800
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project,
(FHLMC LOC),
0.06%, 9/10/13	5,925	5,925
St. Cloud Health Care Revenue Refunding VRDB, Cenracare Health, Series A,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	10,790	10,790
St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	4,310	4,310

		109,724

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Mississippi - 0.4%
Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.07%, 9/10/13	$4,925	$4,925
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	12,935	12,935

		17,860

Missouri - 0.9%
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project,
(FHLMC LOC),
0.06%, 9/10/13	14,240	14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments,
(FNMA LOC),
0.07%, 9/10/13	7,095	7,095
Missouri State Health & Educational Facilities Authority Revenue VRDB, BJC Health System, Series B,
0.06%, 9/10/13	10,000	10,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.06%, 9/10/13	4,000	4,000
St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project,
(FHLB of Des Moines LOC),
0.06%, 9/10/13	7,180	7,180

		42,515

Nevada - 0.9%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	13,100	13,100
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	4,800	4,800
County of Clark Nevada Airport System Revenue VRDB, Sub Lien, Series A-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.07%, 9/10/13	6,000	6,000
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project,
(Wells Fargo Bank N.A. LOC),
0.21%, 9/10/13	5,170	5,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.07%, 9/10/13	11,415	11,415

		40,485

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover,
(RBS Citizens N.A. LOC),
0.09%, 9/10/13	10,825	10,825

New Jersey - 1.2%
BB&T Municipal Trust, Series 2047,

(Branch Banking & Trust Co. LOC),
0.08%, 9/10/13(1)	13,640	13,640
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-449,
(Deutsche Bank A.G. Gtd.),
0.07%, 9/10/13(1)	10,750	10,750
Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 14,
(Barclays Bank PLC LOC),
0.11%, 9/10/13(1)	32,000	32,000

		56,390

New Mexico - 0.2%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio,
(FHLMC LOC),
0.06%, 9/10/13	8,000	8,000

New York - 5.6%
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home,
(HSBC Bank USA N.A. LOC),
0.08%, 9/10/13	2,295	2,295

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
New York - 5.6% continued
Nassau New York Health Care Corp. Revenue VRDB, Nassau Health, Series B1,
(TD Bank N.A. LOC),
0.07%, 9/10/13	$9,900	$9,900
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 9/10/13(1) (2)	2,500	2,500
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project,
(Wells Fargo Bank N.A. LOC),
0.05%, 9/10/13	11,710	11,710
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-5,
0.05%, 9/3/13	15,300	15,300
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A,
(U.S. Treasury Escrowed),
0.23%, 6/19/14	95,000	95,000
New York Power Authority G.O. Consented,
0.17%, 9/3/13	29,980	29,980
0.17%, 9/3/13	11,000	11,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 9/10/13	9,800	9,800
New York State Dormitory Authority Revenues State Supported Debt Revenue VRDB, City University, Construction 5th, Series D,
(TD Bank N.A. LOC),
0.05%, 9/10/13	27,400	27,400
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.07%, 9/10/13	3,000	3,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-33,
(Invesco VK Trust for Investment Grade New York Municipals Escrowed),
0.26%, 9/10/13(1)	7,000	7,000
Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C,
0.04%, 9/10/13	5,405	5,405
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	14,110	14,110
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/10/13	10,185	10,185

		254,585

North Carolina - 3.5%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project,
(Wells Fargo Bank N.A. LOC),
0.06%, 9/10/13	4,400	4,400
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Carolinas, Series E,
(TD Bank N.A. LOC),
0.05%, 9/10/13	8,000	8,000
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Series C, Carolinas Healthcare,
(U.S. Bank N.A. LOC),
0.05%, 9/3/13	13,335	13,335
City of Charlotte North Carolina, Municipal Interest Bearing CP, Series 2009,
0.18%, 2/14/14	10,290	10,290
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	9,870	9,870
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	10,760	10,760

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
North Carolina - 3.5% continued
Greensboro North Carolina G.O. VRDB, Street Improvement,
0.07%, 9/10/13	$10,000	$10,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	8,450	8,450
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	9,600	9,600
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	10,170	10,170
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.05%, 9/10/13	1,855	1,855
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.05%, 9/3/13	10,000	10,000
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.07%, 9/10/13(1)	18,400	18,400
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B,
0.04%, 9/10/13	13,700	13,700
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B,
0.04%, 9/10/13	21,000	21,000

		159,830

Ohio - 1.1%
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.05%, 9/10/13	1,250	1,250
Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments,
(FNMA LOC),
0.09%, 9/10/13	9,655	9,655
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008,
0.06%, 9/10/13	22,340	22,340
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	10,280	10,280
Ross County Ohio Revenue VRDB, Adena Health System,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	4,770	4,770

		48,295

Oregon - 2.4%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	15,700	15,700
Oregon Health & Science University Revenue VRDB, Series B-2,
(Union Bank N.A. LOC),
0.06%, 9/10/13	16,000	16,000
Oregon Health & Science University Revenue VRDB, Series C,
(U.S. Bank N.A. LOC),
0.05%, 9/3/13	4,600	4,600
Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters,
(U.S. Bank N.A. LOC),
0.09%, 9/10/13	4,460	4,460
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.08%, 9/10/13	7,945	7,945
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	46,000	46,554
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport,
(U.S. Bank N.A. LOC),
0.09%, 9/10/13	6,935	6,935

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Oregon - 2.4% continued
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	$6,000	$6,000

		108,194

Pennsylvania - 3.7%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	6,000	6,000
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	4,725	4,725
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	6,075	6,075
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	3,835	3,835
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
C (PNC Bank N.A. LOC),
0.05%, 9/10/13	4,000	4,000
Delaware County Authority Pennsylvania Revenue VRDB, Riddle Village Project,
(Bank of America N.A. LOC),
0.08%, 9/10/13	10,510	10,510
Delaware River Port Authority Revenue Refunding VRDB, Series A,
(Royal Bank of Canada LOC),
0.05%, 9/10/13	33,000	33,000
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.07%, 9/10/13	12,460	12,460
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 9/10/13	6,305	6,305
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	5,200	5,200
Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A,
(FNMA LOC),
0.06%, 9/10/13	9,170	9,170
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.06%, 9/10/13	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/10/13	6,185	6,185
Pennsylvania Turnpike Commission Revenue Bonds, Multi-Modal, Series C,
(Barclays Bank PLC LOC),
0.06%, 9/10/13	8,600	8,600
Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C,
(Barclays Bank PLC LOC),
0.05%, 9/10/13	13,000	13,000
Philadelphia School District G.O. Refunding VRDB, Series C,
(TD Bank N.A. LOC),
0.05%, 9/10/13	7,200	7,200
RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22,
(Royal Bank of Canada LOC),
0.06%, 9/10/13(1)	14,900	14,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14,
(Royal Bank of Canada LOC),
0.06%, 9/10/13(1)	7,800	7,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Pennsylvania - 3.7% continued
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.06%, 9/10/13	$3,200	$3,200

		168,065

Puerto Rico - 0.5%
Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 18,
(Barclays Bank PLC LOC),
0.11%, 9/10/13(1)	20,750	20,750

South Carolina - 0.4%
Charleston South Carolina Educational Excellence Finance Corp. Revenue Bonds, ROCS-RR-II-R-497,
0.07%, 9/10/13(1)	9,115	9,115
Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	9,000	9,000

		18,115

South Dakota - 0.5%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	15,000	15,000
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	3,960	3,960
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	4,445	4,445

		23,405

Tennessee - 1.1%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement,
0.06%, 9/10/13	5,600	5,600
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement,
0.06%, 9/10/13	7,000	7,000
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project,
(FHLB of Cincinnati LOC),
0.06%, 9/10/13	6,270	6,270
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project,
(FHLMC LOC),
0.06%, 9/10/13	17,029	17,029
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker,
(FNMA LOC),
0.07%, 9/10/13	450	450
Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest,
(FNMA LOC),
0.06%, 9/10/13	12,750	12,750

		49,099

Texas - 15.7%
Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters,
(Wells Fargo Bank N.A. Gtd.),
0.06%, 9/10/13(1)	24,570	24,570
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.13%, 9/10/13	9,600	9,600
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.09%, 9/10/13(1)	14,325	14,325

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Texas - 15.7% continued
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project,
(FHLMC LOC),
0.06%, 9/10/13	$3,680	$3,680
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project,
(FHLMC LOC),
0.07%, 9/10/13	3,500	3,500
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project,
(FNMA LOC),
0.06%, 9/10/13	5,105	5,105
Bexar County Texas Multifamily Housing Finance Authority Revenue Refunding VRDB, Altamonte Apartments Project,
(FNMA LOC),
0.08%, 9/10/13	3,500	3,500
Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph,
(Wells Fargo Bank N.A. LOC),
0.16%, 9/10/13	6,825	6,825
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project,
0.15%, 9/10/13	7,700	7,700
City of Garland Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.16%, 9/12/13	15,000	15,000
Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT, Series 2009-56,
0.06%, 9/10/13(1)	16,120	16,120
Deutsche Bank Spears/Lifers Trust Goldman Sachs G.O., Series DB-514,
(Texas PSF Insured),
0.07%, 9/10/13(1)	9,730	9,730
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13(1)	10,600	10,600
Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation,
(State Street Bank & Trust Co. LOC),
0.06%, 9/10/13	18,000	18,000
Houston Texas Airport Systems Revenue Refunding VRDB,
(Barclays Bank PLC LOC),
0.05%, 9/10/13	13,000	13,000
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 9/10/13	10,650	10,650
Klein Independent School District G.O. Floaters, Series 39TP,
(Wells Fargo Bank N.A. LOC),
0.07%, 9/10/13(1)	13,105	13,105
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas PSF Insured),
0.06%, 9/10/13	4,770	4,770
Northwest Texas Independent School District G.O. VRDB,
(Texas PSF Insured),
0.06%, 9/10/13	500	500
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.06%, 9/10/13	7,400	7,400
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.06%, 9/10/13	20,000	20,000
Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises,
0.06%, 9/3/13	20,100	20,100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Texas - 15.7% continued
Port of Port Arthur Navigation District Texas Revenue VRDB, Motiva Enterprises, Series C,
(Motiva Enterprises LLC Gtd.),
0.06%, 9/3/13	$44,500	$44,500
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.06%, 9/10/13	7,700	7,700
Port of Port Arthur Texas Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series C,
0.06%, 9/3/13	15,600	15,600
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B,
0.06%, 9/3/13	13,400	13,400
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B,
(Total S.A. Gtd.),
0.09%, 9/10/13	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.06%, 9/10/13(1)	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.06%, 9/10/13(1)	16,000	16,000
San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments,
(FHLMC LOC),
0.06%, 9/10/13	21,250	21,250
State of Texas G.O. VRDB, Veterans Housing Assistance Program Fund, Series A,
0.09%, 9/10/13	31,220	31,220
State of Texas G.O., Veterans Housing Fund, Series A2,
0.06%, 9/10/13	15,800	15,800
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue VRDB, Forest Park Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	13,000	13,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(BMO Harris Bank N.A. LOC),
0.06%, 9/10/13	20,785	20,785
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.05%, 9/10/13	1,860	1,860
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments,
(FNMA LOC),
0.11%, 9/10/13	15,000	15,000
Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1,
(FHLMC LOC),
0.09%, 9/10/13	5,930	5,930
Texas State TRANS,
2.00%, 9/3/13	196,185	199,663
University of Houston Texas Revenue VRDB,
0.06%, 9/10/13	6,090	6,090
University of Texas System Municipal Interest Bearing CP,
0.10%, 10/4/13	22,500	22,500

		708,878

Utah - 0.8%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A,
(FHLMC LOC),
0.11%, 9/10/13	3,125	3,125
Utah State Board of Rights Student Loan Revenue VRDB (AMT),
(Royal Bank of Canada LOC),
0.08%, 9/10/13	14,900	14,900
Utah Water Finance Agency Revenue VRDB, Series B-2,
0.06%, 9/10/13	16,100	16,100

		34,125

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Vermont - 0.2%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A,
(TD Bank N.A. LOC),
0.05%, 9/10/13	$9,135	$9,135

Virginia - 0.5%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.06%, 9/10/13	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	3,535	3,535
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.05%, 9/10/13	2,200	2,200
Virginia Small Business Financing Authority Hospital Revenue VRDB, Carilion Clinic Obligation, Series B,
(PNC Bank N.A. LOC),
0.05%, 9/3/13	11,000	11,000

		23,035

Washington - 1.0%
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-614,
(Assured Guaranty Corp. Insured),
0.07%, 9/10/13(1)	19,625	19,625
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	8,000	8,000
Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT),
(FHLMC LOC),
0.08%, 9/10/13	8,500	8,500
Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 9/10/13	2,330	2,330
Washington State Multifamily Housing Finance Commission Revenue VRDB, Willow Tree, Non AMT,
(FHLMC LOC),
0.05%, 9/10/13	5,000	5,000

		43,455

West Virginia - 0.6%
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13(1)	1,660	1,660
West Virginia EDA PCR Refunding VRDB, Series B, Ohio Power Co., Kammer,
(Bank of Nova Scotia LOC),
0.06%, 9/10/13	7,100	7,100
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.06%, 9/10/13	17,390	17,390

		26,150

Wisconsin - 3.3%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation,
(Wells Fargo Bank N.A. LOC),
0.16%, 9/10/13	2,440	2,440
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	910	910
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project,
(FNMA LOC),
0.11%, 9/10/13	10,850	10,850
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	5,160	5,160
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	2,900	2,900

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Wisconsin - 3.3% continued
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services,
(Bank of Montreal LOC),
0.05%, 9/10/13	$13,850	$13,850
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc.,
(BMO Harris Bank N.A. LOC),
0.07%, 9/3/13	11,700	11,700
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A,
(U.S. Bank N.A. LOC),
0.05%, 9/10/13	16,395	16,395
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Hess Memorial Hospital, Inc.,
(U.S. Bank N.A. LOC),
0.06%, 9/10/13	11,390	11,390
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 9/10/13	44,880	44,880
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Oakwood, Series B,
(Bank of Montreal LOC),
0.04%, 9/10/13	4,280	4,280
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	7,390	7,390
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	495	495
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.06%, 9/3/13	2,900	2,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 9/10/13	2,765	2,765
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 9/10/13	3,640	3,640
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.07%, 9/10/13	9,215	9,215

		151,160

Municipal States Pooled Securities - 8.0%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.07%, 9/10/13(1)	15,000	15,000
BB&T Municipal Trust Various States G.O., Floaters, Series 2048,
(Branch Banking & Trust Co. LOC),
0.07%, 9/10/13(1)	14,935	14,935
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.16%, 9/10/13(1)	15,515	15,515
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A,
(FHLMC LOC),
0.10%, 9/10/13(3)	18,327	18,327
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A,
(FHLMC LOC),
0.10%, 9/10/13(3)	32,705	32,705
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A,
(FHLMC LOC),
0.08%, 9/10/13(3)	36,815	36,815
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A,
0.10%, 9/10/13(3)	25,585	25,585
FHLMC Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015 Class A,
(FHLMC LOC),
0.10%, 9/10/13(3)	3,370	3,370

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.8% continued
Municipal States Pooled Securities - 8.0% continued
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118,
0.15%, 9/10/13(1)	$40,000	$40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895,
0.15%, 9/10/13(1)	85,000	85,000
Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525
0.15%, 9/10/13(1)	50,000	50,000
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.12%, 9/10/13	23,030	23,030

		360,282

Total Municipal Investments (Cost $4,688,990)		4,688,990

Total Investments - 103.8% (Cost $4,688,990)(4)		4,688,990

Liabilities less Other Assets - (3.8)%		(171,242)

NET ASSETS - 100.0%		$4,517,748

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At August 31, 2013, the value of these restricted illiquid securities amounted to approximately $35,648,000 or 0.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918,
0.09%, 9/10/13	10/31/11-12/3/12	$16,965

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
0.11%, 9/10/13	8/20/09-8/8/13	9,165

Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A,
0.07%, 9/10/13	9/22/05-5/3/10	7,018

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
0.11%, 9/10/13	7/2/10	2,500

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,688,990.

Percentages shown are based on Net Assets.

At August 31, 2013, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Housing	17.9%
Hospital	17.1
State	8.9
Transportation	7.6
Miscellaneous Revenues	7.3
School	6.5
University	5.7
All other sectors less than 5%	29.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	AUGUST 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$4,688,990	(1)	$—	$4,688,990

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Agency

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

MONEY MARKET PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 7.9%
ABS Other - 7.9%
Alpine Securitization Corp.,
0.14%, 9/3/13	$9,805	$9,805
0.15%, 9/18/13	19,155	19,154
Atlantic Asset Securitization LLC,
0.25%, 11/13/13	25,000	24,987
Barclays Bank PLC,
0.25%, 10/28/13	15,000	14,994
Collateralized Commercial Paper II,
0.26%, 10/3/13	15,070	15,066
0.22%, 11/6/13	35,000	34,986
0.30%, 12/6/13	12,240	12,230
Collateralized Commercial Paper LLC,
0.22%, 9/9/13	27,000	26,999
0.30%, 12/6/13	27,740	27,718
Gotham Funding,
0.18%, 10/28/13	7,000	6,998
Kells Funding LLC,
0.21%, 10/7/13	19,290	19,286
0.22%, 10/16/13	18,270	18,265
0.24%, 10/31/13	9,815	9,811
0.23%, 2/20/14	4,945	4,940
0.23%, 3/3/14	7,415	7,406
Liberty Street Funding LLC,
0.17%, 10/16/13	15,085	15,082
Ridgefield Funding Co. LLC,
0.30%, 11/1/13	5,000	4,997
0.29%, 11/8/13	10,000	9,994
Victory Receivables Corp.,
0.17%, 9/17/13	8,790	8,789
0.17%, 9/18/13	6,090	6,090

		297,597

Total ABS Commercial Paper (Cost $297,597)		297,597

ASSET-BACKED SECURITIES - 0.5%
Car Loan - 0.5%
Honda Auto Receivables Owner Trust, Series 2013-3, Class A1,
0.22%, 12/18/13	20,751	20,751

Total Asset-Backed Securities (Cost $20,751)		20,751

CERTIFICATES OF DEPOSIT - 34.7%
Banking - 34.7%
Bank of Montreal, Chicago Branch,
0.29%, 9/16/13, FRCD	7,000	7,000
0.18%, 11/8/13	20,000	20,000
Bank of Nova Scotia, Houston,
0.24%, 9/3/13, FRCD	48,000	48,000
0.31%, 9/16/13, FRCD	10,000	10,001
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.18%, 9/16/13	35,000	35,000
0.20%, 11/6/13	39,000	39,000
Barclays Bank PLC, New York Branch,
0.36%, 10/22/13	29,000	29,000
0.30%, 12/5/13	38,000	38,000
BMO Harris Bank N.A.,
0.13%, 10/1/13	20,000	20,000
BNP Paribas S.A., Chicago Branch,
0.25%, 9/13/13	19,000	19,000
Branch Banking and Trust Co.,
0.22%, 9/9/13	20,955	20,955
Commonwealth Bank of Australia, London,
0.17%, 11/8/13	20,000	20,000
Credit Agricole S.A., London,
0.29%, 10/21/13	33,000	33,000
0.29%, 11/14/13	27,000	27,000
Deutsche Bank A.G., New York Branch,
0.25%, 11/26/13	13,390	13,390
0.33%, 2/26/14	30,000	30,000
DNB NorBankASA,NorwayBranch,
0.26%, 10/24/13	33,000	33,000
0.24%, 12/13/13	40,000	40,000
HSBC Bank PLC, London Branch,
0.39%, 5/22/14	5,000	5,000
JPMorgan Chase Bank N.A., New York Branch,
0.25%, 10/2/13	32,000	32,000
Lloyds TSB Bank PLC, New York Branch,
0.20%, 11/25/13	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp.,
0.22%, 12/5/13	12,000	12,000
Mizuho Bank Ltd., New York Branch,
0.22%, 11/1/13	10,915	10,915
Mizuho Corporate Bank, New York Branch,
0.22%, 9/16/13	15,000	15,000
National Australia Bank Ltd., London,
0.18%, 10/22/13	34,000	34,000
0.24%, 2/24/14	22,000	22,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 34.7% continued
Banking - 34.7% continued
Nordea Bank Finland PLC, New York,
0.19%, 10/15/13	$33,000	$33,000
0.19%, 10/16/13	24,000	24,000
0.18%, 11/5/13	5,230	5,230
0.18%, 11/14/13	15,000	15,000
Norinchukin Bank, New York Branch,
0.23%, 9/4/13	21,285	21,285
Oversea-Chinese Banking Corp.,
0.19%, 9/9/13	17,200	17,200
0.20%, 11/21/13	11,720	11,720
Rabobank Nederland, London Branch,
0.25%, 11/14/13	20,000	20,000
Royal Bank of Canada, New York,
0.29%, 9/3/13, FRCD	8,000	8,000
0.30%, 9/3/13, FRCD	11,000	11,000
0.31%, 9/3/13, FRCD	9,000	9,000
Skandinaviska Enskilda Banken AB, New York,
0.29%, 10/23/13	30,000	30,000
0.29%, 12/10/13	38,000	38,000
Societe Generale, New York Branch,
0.27%, 9/5/13	36,000	36,000
0.22%, 10/31/13	30,000	30,000
Sumitomo Mitsui Banking Corp., New York,
0.27%, 9/6/13	27,000	27,000
0.21%, 11/12/13	22,545	22,545
Svenska Handelsbanken, New York,
0.25%, 10/23/13	31,000	31,000
0.19%, 11/1/13	8,000	8,000
Toronto Dominion Bank, New York,
0.23%, 9/19/13, FRCD	16,000	16,000
0.23%, 11/4/13	27,000	27,000
0.23%, 2/20/14	12,000	12,000
UBS A.G., Stamford Branch,
0.33%, 10/11/13	30,000	30,000
Wells Fargo Bank N.A.,
0.16%, 9/5/13, FRCD	26,775	26,775
0.21%, 9/9/13	35,000	35,000
0.23%, 9/18/13, FRCD	21,780	21,780
0.23%, 9/23/13, FRCD	15,000	15,000
0.20%, 10/24/13	30,000	30,000
0.18%, 11/7/13	37,000	37,000
0.22%, 2/11/14	20,000	20,000
Westpac Banking Corp., New York,
0.26%, 9/3/13, FRCD	9,000	8,998

		1,310,794

Total Certificates of Deposit (Cost $1,310,794)		1,310,794

COMMERCIAL PAPER - 12.1%
Automotive - 1.3%
Toyota Motor Credit Corp.,
0.23%, 9/3/13	25,000	25,000
0.23%, 1/29/14	23,625	23,602

		48,602

Banking - 3.3%
Australia and New Zealand Banking Group,
0.28%, 9/3/13	10,000	10,000
0.31%, 11/18/13	8,000	8,000
Commonwealth Bank of Australia,
0.30%, 10/4/13	7,000	7,000
DBS Bank Ltd.,
0.27%, 10/3/13	20,000	19,995
ING US Funding LLC,
0.22%, 10/18/13	34,000	33,990
Oversea-Chinese Banking Corp.,
0.27%, 10/2/13	10,100	10,098
Rabobank USA Financial Corp.,
0.17%, 12/16/13	6,520	6,517
Sumitomo Mitsui Banking Corp.,
0.23%, 9/10/13	11,630	11,629
Westpac Banking Corp.,
0.28%, 9/9/13	7,000	7,000
Westpac Banking Corp., New York,
0.30%, 10/11/13	12,000	12,000

		126,229

Diversified Manufacturing - 1.1%
General Electric Co.,
0.06%, 9/25/13	40,000	39,998

Food and Beverage - 1.0%
Coca-Cola (The) Co.,
0.09%, 9/16/13	37,565	37,564

Foreign Agencies - 3.3%
Bank Nederlandse Gemeenten,
0.18%, 10/7/13	11,930	11,928

PRIME OBLIGATIONS PORTFOLIO     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 12.1% continued
Foreign Agencies - 3.3% continued
Caisse Des Depots Et Consignations,
0.21%, 10/11/13	$20,000	$19,995
Electricite De France S.A.,
0.20%, 9/4/13	29,265	29,264
KFW,
0.17%, 10/10/13	6,000	5,999
0.17%, 10/15/13	45,975	45,966
0.18%, 11/19/13	12,950	12,945

		126,097

Life Insurance - 0.2%
Prudential Funding LLC,
0.10%, 9/26/13	8,340	8,340

Non Captive Diversified - 1.1%
General Electric Capital Corp.,
0.18%, 9/17/13	20,000	19,998
0.18%, 1/23/14	21,000	20,985

		40,983

Pharmaceuticals - 0.8%
Sanofi-Aventis S.A.,
0.14%, 9/19/13	31,000	30,998

Total Commercial Paper (Cost $458,811)		458,811

CORPORATE NOTES/BONDS - 5.5%
Automotive - 0.2%
American Honda Finance Corp.,
0.26%, 11/20/13, FRN(1)	8,545	8,545

Banking - 0.2%
Commonwealth Bank of Australia,
0.27%, 10/2/13, FRN(1)	7,000	7,000

Foreign Agencies - 1.3%
Export Development Canada,
0.11%, 9/3/13, FRN(1)	9,000	8,998
0.13%, 9/4/13, FRN(1)	15,000	15,000
KFW,
0.15%, 9/3/13, FRN	19,000	19,000
1.38%, 1/13/14	5,455	5,478

		48,476

Non Captive Diversified - 0.1%
General Electric Capital Corp.,
2.10%, 1/7/14	5,000	5,031

Retailers - 1.0%
Wal-Mart Stores,
1.63%, 4/15/14	16,255	16,397
5.40%, 6/1/14, FRN	20,000	20,788

		37,185

Supranational - 2.7%
International Bank for Reconstruction & Development,
0.10%, 9/3/13, FRN	20,000	19,999
0.13%, 9/3/13, FRN	19,000	18,995
0.15%, 9/3/13, FRN	44,600	44,600
0.50%, 11/26/13	7,121	7,126
International Finance Corp.,
0.20%, 9/15/13, FRN	10,000	10,000

		100,720

Total Corporate Notes/Bonds (Cost $206,957)		206,957

EURODOLLAR TIME DEPOSITS - 17.4%
Banking - 17.4%
Australia and New Zealand Banking,
0.10%, 9/3/13	104,105	104,105
0.17%, 9/23/13(1) (2)	23,000	23,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 9/3/13	205,000	205,000
0.12%, 9/4/13	95,000	95,000
DBS Bank Ltd., Singapore Branch,
0.18%, 9/26/13(1) (2)	30,000	30,000
Den Norske Bank, Grand Cayman,
0.10%, 9/3/13	110,000	110,000
HSBC Holdings PLC, Paris Branch,
0.18%, 10/1/13(1) (2)	32,010	32,010
Nordea Bank Grand Cayman,
0.06%, 9/3/13	32,000	32,000
Societe Generale, Paris Branch,
0.09%, 9/3/13	25,000	25,000

		656,115

Total Eurodollar Time Deposits (Cost $656,115)		656,115

MEDIUM TERM NOTES - 0.7%
Banking - 0.1%
UBS A.G., New York Branch,
2.25%, 1/28/14	5,190	5,225

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEDIUM TERM NOTES - 0.7% continued
Foreign Agencies - 0.2%
KFW,
0.21%, 2/28/14	$6,000	$5,999

Non Captive Diversified - 0.4%
General Electric Capital Corp.,
5.50%, 6/4/14	5,000	5,194
5.65%, 6/9/14	8,860	9,222

		14,416

Total Medium Term Notes (Cost $25,640)		25,640

U.S. GOVERNMENT AGENCIES - 11 .2%(3)
Federal Farm Credit Bank - 3.8%
FFCB Bonds,
0.16%, 8/12/14	15,000	14,998
FFCB FRN,
0.08%, 9/3/13	10,000	10,000
0.14%, 9/3/13	10,000	9,998
0.17%, 9/3/13	10,000	10,006
0.30%, 9/3/13	15,000	15,000
0.33%, 9/4/13	10,000	10,018
0.15%, 9/7/13	30,000	29,998
0.15%, 9/11/13	6,000	6,000
0.15%, 9/13/13	20,000	19,999
0.13%, 9/17/13	10,000	9,998
0.17%, 9/18/13	5,000	5,000
0.17%, 9/19/13	3,000	3,000

		144,015

Federal Home Loan Bank - 5.7%
FHLB Bonds,
0.15%, 9/11/13	12,170	12,170
0.10%, 11/20/13	12,490	12,489
0.18%, 8/5/14	9,055	9,055
0.13%, 8/15/14	15,310	15,301
0.20%, 8/29/14	20,000	19,998
FHLB Discount Notes,
0.08%, 9/6/13	19,880	19,880
0.06%, 9/18/13	32,555	32,554
FHLB FRN,
0.16%, 9/3/13	10,000	9,999
0.18%, 9/3/13	5,000	5,000
0.23%, 9/3/13	55,000	54,998
0.14%, 9/25/13	10,000	10,000
0.14%, 9/27/13	10,000	10,000
0.05%, 11/14/13	5,000	5,000

		216,444

Federal Home Loan Mortgage Corporation - 1.0%
FHLMC Discount Notes,
0.15%, 9/10/13	15,000	15,000
FHLMC FRN,
0.13%, 9/13/13	25,000	25,000

		40,000

Federal National Mortgage Association - 0.7%
FNMA FRN,
0.32%, 9/3/13	10,000	10,000
0.16%, 9/5/13	15,000	14,994

		24,994

Total U.S. Government Agencies (Cost $425,453)		425,453

U.S. GOVERNMENT OBLIGATIONS - 4 .1%
U.S. Treasury Bills - 0.7%
0.14%, 6/26/14	15,000	14,983
0.13%, 8/21/14	10,855	10,841

		25,824

U.S. Treasury Notes - 3.4%
2.75%, 10/31/13	22,000	22,094
1.75%, 1/31/14	36,545	36,783
1.25%, 2/15/14	24,665	24,784
1.88%, 2/28/14	33,495	33,775
0.13%, 7/31/14	12,000	11,992

		129,428

Total U.S. Government Obligations (Cost $155,252)		155,252

MUNICIPAL INVESTMENTS - 6.1%
Alaska - 0.9%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.05%, 9/10/13	33,930	33,930

California - 0.9%
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	16,500	16,717

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 6 .1% continued
California - 0.9% continued
City of San Jose Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.25%, 9/17/13	$16,343	$16,343

		33,060

Illinois - 0.7%
City of Chicago U.S. CP,
(Wells Fargo Bank N.A. LOC),
0.18%, 11/7/13	5,003	5,001
0.19%, 11/7/13	21,800	21,793

		26,794

Indiana - 1.2%
Indiana Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Project, Series A-4,
(Sumitomo Mitsui Banking Corp. LOC),
0.05%, 9/3/13	43,525	43,525

New York - 0.4%
New York Liberty Development Corp. Revenue Refunding VRDB, World Trade Center, Series A,
(U.S. Treasury Escrowed),
0.23%, 6/19/14	16,630	16,630

Ohio - 1.2%
Ohio Air Quality Development Authority Revenue Refunding VRDB, Pollution, Firstenergy, Series B,
(UBS A.G. LOC),
0.08%, 9/10/13	45,600	45,600

Texas - 0.8%
City of Houston Texas Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-4,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.04%, 9/10/13	9,650	9,650
Texas State TRANS,
2.00%, 9/3/13	20,855	21,223

		30,873

Total Municipal Investments (Cost $230,412)		230,412

Investments, at Amortized Cost ($3,787,782)		3,787,782

REPURCHASE AGREEMENTS - 5.6%
Joint Repurchase Agreements - 1.3%(4)
Bank of America Securities LLC, dated 8/30/13, repurchase price $16,071
0.03%, 9/3/13	16,071	16,071
Morgan Stanley & Co., Inc., dated 8/30/13, repurchase price $16,071
0.04%, 9/3/13	16,071	16,071
Societe Generale, New York Branch, dated 8/30/13, repurchase price $16,071
0.05%, 9/3/13	16,071	16,071

		48,213

Repurchase Agreements - 4.3%(5)
Deutsche Bank Securities, Inc., dated 8/30/13, repurchase price $100,001
0.07%, 9/3/13	100,000	100,000
JPMorgan Securities LLC, dated 8/30/13,repurchase price $63,003
0.48%, 9/3/13(1)(2)	63,000	63,000

		163,000

Total Repurchase Agreements (Cost $211,213)		211,213

Total Investments - 105.8% (Cost $3,998,995)(6)		3,998,995

Liabilities less Other Assets - (5.8)%		(220,890)

NET ASSETS - 100.0%		$3,778,105

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At August 31, 2013, the value of these restricted illiquid securities amounted to approximately $148,010,000 or 3.9% of net assets. Additional information on these restricted illiquid securities is as follows:

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	AUGUST 31, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia and New Zealand Banking,
0.17%, 9/23/13	8/19/13	$23,000

DBS Bank Ltd., Singapore Branch,
0.18%, 9/26/13	8/23/13	30,000

HSBC Holdings PLC, Paris Branch,
0.18%, 10/1/13	8/28/13	32,010

JPMorgan Securities LLC,
0.48%, 9/3/13	6/14/13	63,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$4,013	3.63%	4/15/28
U.S. Treasury Notes	$44,771	1.00% - 4.75%	4/15/14 -2/15/22

Total	$48,784

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$67,412	0.56% - 8.75%	11/15/13 - 3/15/43
FNMA	$103,000	4.00%	8/1/28

Total	$170,412

(6)	The cost for federal income tax purposes was $3,998,995.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$3,998,995	(1)	$—	$3,998,995

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

PRIME OBLIGATIONS PORTFOLIO     6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 5.4%
ABS Other - 5.4%
Alpine Securitization Corp.,
0.14%, 9/3/13	$4,900	$4,900
0.15%, 9/18/13	9,595	9,594
Atlantic Asset Securitization LLC,
0.25%, 11/12/13	5,315	5,312
Barclays Bank PLC,
0.25%, 10/28/13	14,000	13,995
Collateralized Commercial Paper II,
0.26%, 10/3/13	6,405	6,404
0.22%, 11/6/13	10,000	9,996
Collateralized Commercial Paper LLC,
0.27%, 10/17/13	16,160	16,154
Gemini Securitization Corp. LLC,
0.15%, 9/24/13	11,125	11,124
Gotham Funding,
0.18%, 10/28/13	4,000	3,999
Kells Funding LLC,
0.21%, 10/7/13	3,000	2,999
0.23%, 10/9/13	7,365	7,363
0.22%, 10/16/13	6,370	6,368
0.23%, 2/20/14	2,720	2,717
0.23%, 3/3/14	4,080	4,075
Market Street Funding LLC,
0.18%, 10/29/13	7,525	7,523
Ridgefield Funding Co. LLC,
0.29%, 11/8/13	8,000	7,996
Victory Receivables Corp.,
0.17%, 9/17/13	4,290	4,290
0.17%, 9/18/13	2,970	2,970
0.19%, 10/11/13	4,435	4,434

		132,213

Total ABS Commercial Paper (Cost $132,213)		132,213

ASSET-BACKED SECURITIES - 0.6%
Car Loan - 0.6%
Ford Credit Auto Owner Trust, Series 2013-B, Class A1,
0.21%, 10/19/13(1)(2)	905	905
Nissan Auto Receivables Owner Trust, Series 2013-B,
0.21%, 11/23/13	14,336	14,336

		15,241

Total Asset-Backed Securities (Cost $15,241)		15,241

CERTIFICATES OF DEPOSIT - 26.0%
Banking - 26.0%
Bank of Montreal, Chicago Branch,
0.29%, 9/16/13, FRCD	3,000	3,000
0.18%, 11/8/13	15,000	15,000
Bank of Nova Scotia, Houston,
0.18%, 9/3/13, FRCD	5,000	5,000
0.24%, 9/3/13, FRCD	18,000	18,000
0.25%, 12/20/13	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.18%, 9/16/13	10,000	10,000
0.20%, 11/6/13	15,000	15,000
Barclays Bank PLC, New York Branch,
0.36%, 10/22/13	11,000	11,000
BMO Harris Bank N.A.,
0.13%, 10/1/13	30,000	30,000
BNP Paribas S.A., Chicago Branch,
0.25%, 9/13/13	8,000	8,000
0.24%, 11/5/13	15,000	15,000
Branch Banking and Trust Co.,
0.22%, 9/9/13	11,160	11,160
Commonwealth Bank of Australia, London,
0.17%, 11/8/13	20,445	20,445
Credit Agricole S.A., London,
0.29%, 10/21/13	13,000	13,000
0.29%, 11/8/13	10,000	10,000
0.29%, 11/14/13	17,000	17,000
Deutsche Bank A.G., New York Branch,
0.25%, 11/26/13	5,990	5,990
0.33%, 2/26/14	10,000	10,000
DNB Nor Bank ASA, New York Branch,
0.21%, 11/15/13	20,000	20,000
DNB NorBankASA, NorwayBranch,
0.26%, 10/24/13	8,000	8,000
JPMorgan Chase Bank N.A., New York Branch,
0.25%, 9/18/13	10,000	10,000
0.25%, 10/2/13	4,000	4,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1     LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 26.0% continued
Banking - 26.0% continued
Lloyds TSB Bank PLC, New York Branch,
0.14%, 9/23/13	$15,000	$15,000
0.20%, 11/25/13	10,000	10,000
Mitsubishi UFJ Trust & Banking Corp.,
0.22%, 12/5/13	6,000	6,000
Mizuho Bank Ltd., New York Branch,
0.22%, 11/1/13	4,515	4,515
Mizuho Corporate Bank, New York Branch,
0.22%, 9/16/13	16,000	16,000
National Australia Bank Ltd., London,
0.18%, 10/22/13	12,000	12,000
0.24%, 2/24/14	11,000	11,000
Nordea Bank Finland PLC, New York,
0.19%, 10/15/13	7,000	7,000
0.19%, 10/16/13	12,000	12,000
0.18%, 11/5/13	7,115	7,115
0.18%, 11/14/13	6,000	6,000
Norinchukin Bank, New York Branch,
0.23%, 9/4/13	5,680	5,680
Oversea-Chinese Banking Corp.,
0.19%, 9/20/13	6,000	6,000
0.20%, 11/21/13	6,010	6,010
Rabobank Nederland, London Branch,
0.25%, 11/14/13	14,000	14,000
Royal Bank of Canada, New York,
0.29%, 9/3/13, FRCD	2,000	2,000
0.30%, 9/3/13, FRCD	4,000	4,000
0.31%, 9/3/13, FRCD	5,000	5,000
Skandinaviska Enskilda Banken AB, New York,
0.29%, 10/23/13	9,000	9,000
0.29%, 12/10/13	7,000	7,000
Societe Generale, New York Branch,
0.27%, 9/5/13	11,000	11,000
0.22%, 10/31/13	18,000	18,000
Sumitomo Mitsui Banking Corp., New York,
0.27%, 9/6/13	10,000	10,000
0.21%, 11/12/13	10,440	10,440
Svenska Handelsbanken, New York,
0.19%, 10/7/13	5,000	5,000
0.25%, 10/23/13	11,000	11,000
0.19%, 11/1/13	4,000	4,000
Toronto Dominion Bank, New York,
0.23%, 9/19/13, FRCD	5,000	5,000
0.23%, 11/4/13	10,000	10,000
0.23%, 2/20/14	6,000	6,000
0.23%, 3/7/14	13,000	13,000
UBS A.G., Stamford Branch,
0.33%, 10/11/13	11,000	11,000
Wells Fargo Bank N.A.,
0.16%, 9/5/13, FRCD	35,805	35,805
0.21%, 9/9/13	11,000	11,000
0.23%, 9/18/13, FRCD	7,880	7,880
0.23%, 9/23/13, FRCD	4,000	4,000
0.20%, 10/24/13	10,300	10,300
0.18%, 11/7/13	12,000	12,000
Westpac Banking Corp., New York,
0.26%, 9/3/13, FRCD	3,000	3,000

		633,340

Total Certificates of Deposit (Cost $633,340)		633,340

COMMERCIAL PAPER - 8.7%
Automotive - 0.6%
Toyota Motor Credit Corp.,
0.23%, 1/29/14	14,090	14,076

Banking - 2.8%
Australia and New Zealand Banking Group,
0.31%, 11/18/13	3,000	3,000
Commonwealth Bank of Australia,
0.24%, 9/26/13	8,000	7,999
0.30%, 10/4/13	2,000	2,000
DBS Bank Ltd.,
0.27%, 10/3/13	7,000	6,998
ING US Funding LLC,
0.22%, 10/18/13	11,000	10,997
Oversea-Chinese Banking Corp.,
0.27%, 10/2/13	3,790	3,789
Rabobank USA Financial Corp.,
0.17%, 12/16/13	3,590	3,588
Sumitomo Mitsui Banking Corp.,
0.23%, 9/10/13	3,965	3,965
Westpac Banking Corp.,
0.30%, 9/3/13	13,250	13,253
0.28%, 9/9/13	2,000	2,000
0.38%, 1/14/14	6,000	5,992

LIQUID ASSETS PORTFOLIO     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 8.7% continued
Banking - 2.8% continued
Westpac Banking Corp., New York,
0.30%, 10/11/13	$4,000	$4,000

		67,581

Diversified Manufacturing - 0.8%
General Electric Co.,
0.06%, 9/25/13	20,000	19,999

Food and Beverage - 0.6%
Coca-Cola (The) Co.,
0.09%, 9/16/13	15,200	15,199

Foreign Agencies - 1.2%
Bank Nederlandse Gemeenten,
0.18%, 10/7/13	4,265	4,264
Caisse D’Amortissement De La Dette,
0.28%, 2/3/14	8,545	8,535
Electricite De France S.A.,
0.21%, 10/15/13	5,165	5,164
KFW,
0.17%, 10/10/13	7,380	7,379
0.18%, 11/19/13	4,680	4,678

		30,020

Foreign Local Government - 1.0%
Queensland Treasury Corp.,
0.16%, 10/29/13	20,000	19,994
0.24%, 10/29/13	5,000	4,999

		24,993

Life Insurance - 0.2%
Prudential Funding LLC,
0.10%, 9/26/13	4,560	4,560

Non Captive Diversified - 1.5%
General Electric Capital Corp.,
0.11%, 11/26/13	25,000	24,994
0.18%, 1/23/14	11,000	10,992

		35,986

Total Commercial Paper (Cost $212,414)		212,414

CORPORATE NOTES/BONDS - 4.0%
Automotive - 0.1%
American Honda Finance Corp.,
0.26%, 11/20/13, FRN(2)	3,660	3,660

Banking - 0.1%
Commonwealth Bank of Australia,
0.27%, 10/2/13, FRN(2)	2,000	2,000

Foreign Agencies - 1.6%
Export Development Canada,
0.11%, 9/3/13, FRN(2)	3,000	2,999
0.12%, 9/3/13, FRN(2)	20,000	19,999
0.13%, 9/4/13, FRN(2)	5,000	5,000
KFW,
0.15%, 9/3/13, FRN	10,000	10,000
1.38%, 1/13/14	1,765	1,773

		39,771

Non Captive Diversified - 0.3%
General Electric Capital Corp.,
2.10%, 1/7/14	6,065	6,103

Retailers - 0.6%
Wal-Mart Stores,
1.63%, 4/15/14	8,980	9,056
3.20%, 5/15/14	5,000	5,104

		14,160

Supranational - 1.3%
International Bank for Reconstruction & Development,
0.10%, 9/3/13, FRN	10,000	9,999
0.13%, 9/3/13, FRN	8,000	7,998
0.15%, 9/3/13, FRN	9,000	9,000
International Finance Corp.,
0.20%, 9/15/13, FRN	5,000	5,000

		31,997

Total Corporate Notes/Bonds (Cost $97,691)		97,691

EURODOLLAR TIME DEPOSITS - 27.1%
Banking - 27.1%
Australia and New Zealand Banking,
0.10%, 9/3/13	62,795	62,795
0.17%, 9/23/13(1) (2)	8,000	8,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 9/3/13	150,000	150,000
0.12%, 9/5/13	70,000	70,000
Credit Agricole S.A., London,
0.11%, 9/3/13	33,420	33,420
DBS Bank Ltd., Singapore Branch,
0.18%, 9/26/13(1) (2)	22,000	22,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3     LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 27.1% continued
Banking - 27.1% continued
Den Norske Bank, Grand Cayman,
0.10%, 9/3/13	$75,000	$75,000
HSBC Holdings PLC, Paris Branch,
0.18%, 10/1/13(1) (2)	18,190	18,190
Lloyds TSB Bank PLC, London Branch,
0.09%, 9/3/13	50,000	50,000
Nordea Bank Grand Cayman,
0.06%, 9/3/13	80,000	80,000
Skandinaviska Enskilda Banken AB,
0.08%, 9/3/13	55,000	55,000
Societe Generale, Paris Branch,
0.09%, 9/3/13	35,000	35,000

		659,405

Total Eurodollar Time Deposits (Cost $659,405)		659,405

MEDIUM TERM NOTES - 0.3%
Banking - 0.1%
UBS A.G., New York Branch,
2.25%, 1/28/14	1,930	1,943

Foreign Agencies - 0.1%
KFW,
0.21%, 2/28/14	2,000	1,999

Non Captive Diversified - 0.1%
General Electric Capital Corp.,
5.65%, 6/9/14	3,830	3,987

Total Medium Term Notes (Cost $7,929)		7,929

U.S. GOVERNMENT AGENCIES - 9.6%(3)
Federal Farm Credit Bank - 1.8%
FFCB Bonds,
0.16%, 8/12/14	5,000	4,999
FFCB FRN,
0.08%, 9/3/13	5,000	5,000
0.14%, 9/3/13	3,000	2,999
0.17%, 9/3/13	7,000	7,004
0.30%, 9/3/13	5,000	5,000
0.15%, 9/11/13	12,000	12,000
0.15%, 9/13/13	5,000	5,000
0.17%, 9/19/13	2,000	2,000

		44,002

Federal Home Loan Bank - 5.6%
FHLB Bonds,
0.15%, 9/11/13	4,250	4,250
0.10%, 11/20/13	5,420	5,420
0.18%, 4/1/14	9,000	8,999
0.18%, 4/2/14	5,000	5,000
0.20%, 6/12/14	5,000	5,000
0.20%, 7/29/14	35,000	35,000
0.18%, 8/5/14	3,925	3,925
0.13%, 8/15/14	7,710	7,705
0.20%, 8/29/14	10,000	9,999
0.22%, 9/24/14	10,000	10,000
FHLB Discount Notes,
0.06%, 9/18/13	16,700	16,700
FHLB FRN,
0.23%, 9/3/13	20,000	19,999
0.14%, 9/27/13	3,000	3,000

		134,997

Federal Home Loan Mortgage Corporation - 1.4%
FHLMC Discount Notes,
0.10%, 9/3/13	15,000	15,000
0.12%, 9/4/13	20,000	20,000

		35,000

Federal National Mortgage Association - 0.8%
FNMA FRN,
0.32%, 9/3/13	10,000	10,000
0.16%, 9/5/13	5,000	4,998
0.16%, 9/20/13	3,000	2,999

		17,997

Total U.S. Government Agencies (Cost $231,996)		231,996

U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Bills - 1.3%
0.03%, 9/12/13	20,390	20,390
0.14%, 6/26/14	5,000	4,994
0.13%, 8/21/14	5,295	5,288

		30,672

U.S. Treasury Notes - 1.6%
2.75%, 10/31/13	6,000	6,026
0.75%, 12/15/13	5,000	5,008
1.75%, 1/31/14	6,500	6,542
1.25%, 2/15/14	6,740	6,773
1.88%, 2/28/14	9,975	10,058

LIQUID ASSETS PORTFOLIO     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 2.9% continued
U.S. Treasury Notes - 1.6% continued
0.13%, 7/31/14	$5,000	$4,997

		39,404

Total U.S. Government Obligations (Cost $70,076)		70,076

MUNICIPAL INVESTMENTS - 10.0%
Alaska - 0.8%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.05%, 9/10/13	19,280	19,280

California - 0.6%
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	8,050	8,156
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project,
(FHLMC LOC),
0.07%, 9/10/13	6,600	6,600

		14,756

Florida - 0.2%
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.05%, 9/10/13	3,865	3,865

Illinois - 1.4%
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2,
(PNC Bank N.A. LOC),
0.05%, 9/3/13	35,000	35,000

Missouri - 0.9%
Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University,
(PNC Bank N.A. LOC),
0.06%, 9/3/13	21,245	21,245

New York - 1.6%
Monroe Security & Safety System New York Local Development Revenue VRDB,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 9/10/13	9,795	9,795
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.06%, 9/10/13	30,000	30,000

		39,795

Oregon - 0.5%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds,
(FHLB of San Francisco LOC),
0.34%, 9/10/13	11,550	11,550

Pennsylvania - 1.8%
Bucks County IDA Revenue VRDB, Series A, Grand View Hospital,
(TD Bank N.A. LOC),
0.06%, 9/10/13	42,800	42,800

South Carolina - 0.9%
South Carolina Public Service Authority Municipal Interest Bearing CP,
(Barclays Bank PLC LOC),
0.20%, 10/15/13	22,361	22,361

Texas - 1.3%
State of Texas G.O. VRDB, Veterans Housing Assistance Fund,
0.05%, 9/10/13	6,000	6,000
Texas State TRANS,
2.00%, 9/3/13	11,405	11,607
University of Texas Revenue Refunding VRDB, Financing System, Series B,
0.05%, 9/10/13	13,475	13,475

		31,082

Total Municipal Investments (Cost $241,734)		241,734

Investments, at Amortized Cost ($2,302,039)		2,302,039

REPURCHASE AGREEMENTS - 12.4%
Joint Repurchase Agreements - 2.8%(4)
Bank of America Securities LLC, dated 8/30/13, repurchase price $22,647
0.03%, 9/3/13	22,647	22,647
Morgan Stanley & Co., Inc., dated 8/30/13, repurchase price $22,647
0.04%, 9/3/13	22,647	22,647
Societe Generale, New York Branch, dated 8/30/13, repurchase price $22,647
0.05%, 9/3/13	22,647	22,647

		67,941

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5     LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 12.4% continued
Repurchase Agreements - 9.6%(5)
Bank of America N.A., dated 8/30/13, repurchase price $205,001
0.06%, 9/3/13	$205,000	$205,000
Citigroup Global Markets, Inc., dated 8/30/13, repurchase price $18,000
0.06%, 9/3/13	18,000	18,000
JPMorgan Securities LLC, dated 8/30/13, repurchase price $10,001
0.48%, 9/3/13(1) (2)	10,000	10,000

		233,000

Total Repurchase Agreements (Cost $300,941)		300,941

Total Investments - 107.0% (Cost $2,602,980)(6)		2,602,980

Liabilities less Other Assets - (7.0)%		(169,842)

NET ASSETS - 100.0%		$2,433,138

(1)	Restricted security has been deemed illiquid. At August 31, 2013, the value of these restricted illiquid securities amounted to approximately $59,095,000 or 2.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia and New Zealand Banking,
0.17%, 9/23/13	8/19/13	$8,000

DBS Bank Ltd., Singapore Branch,
0.18%, 9/26/13	8/23/13	22,000

Ford Credit Auto Owner Trust, Series 2013-B, Class A1,
0.21%, 10/19/13	5/14/13	905

HSBC Holdings PLC, Paris Branch,
0.18%, 10/1/13	8/28/13	18,190

JPMorgan Securities LLC,
0.48%, 9/3/13	6/14/13	10,000

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$5,656	3.63%	4/15/28
U.S. Treasury Notes	$63,089	1.00% - 4.75%	4/15/14 - 2/15/22

Total	$68,745

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$10,703	4.88% - 5.85%	6/15/14 - 6/1/22
FNMA	$18,540	2.29% - 3.94%	1/1/23 - 10/1/40
GNMA	$211,150	4.00%	8/20/14

Total	$240,393

(6)	The cost for federal income tax purposes was $2,602,980.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$2,602,980	(1) (2)	$—	$2,602,980

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

LIQUID ASSETS PORTFOLIO     6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2013 (UNAUDITED)

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7     LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2013